          As filed with the Securities and Exchange Commission on August 4, 2005
                                           Securities Act File No. _____________
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No. [ ]

                          Post-Effective Amendment No.

                               ING INVESTORS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.


--------------------------------------------------------------------------------

   It is proposed that this filing will become effective on September 2, 2005 pursuant to Rule 488 under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule
           24f-2 under the Investment Company Act of 1940, as amended.

                        ING AIM MID CAP GROWTH PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               September 23, 2005

Dear Variable Annuity Contract or
   Variable Life Insurance Policy Holder:

      The Board of Trustees has called a Special Meeting of shareholders of ING AIM Mid Cap Growth Portfolio ("AIM Mid Cap Growth Portfolio"), which is scheduled for 10:00 a.m., Local time, on November 10, 2005, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

      The Board of Trustees of AIM Mid Cap Growth Portfolio has reviewed and recommends the proposed reorganization (the "Reorganization") of AIM Mid Cap Growth Portfolio with and into ING FMR(SM) Diversified Mid Cap Portfolio ("FMR(SM) Diversified Mid Cap Portfolio") (each a "Portfolio", and collectively, the "Portfolios"). Both Portfolios are members of the mutual fund group called the "ING Funds."

      Shares of AIM Mid Cap Growth Portfolio have been purchased at your direction by your insurance company ("Insurance Company") through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each, a "Variable Contract"). Your Insurance Company, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as an owner of a Variable Contract for which the Portfolios serve as investment options, are being asked by your Insurance Company for instructions as to how to vote the shares of AIM Mid Cap Growth Portfolio to which you have allocated cash values under your Variable Contract. As such, this letter, and the accompanying Notice, combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") and voting instructions card are, therefore, being furnished to Variable Contract owners entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

      If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of FMR(SM) Diversified Mid Cap Portfolio instead of shares of AIM Mid Cap Growth Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with similar investment objectives and strategies. After careful consideration, the Board of Trustees of AIM Mid Cap Growth Portfolio unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

      A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES ATTRIBUTABLE TO YOUR VARIABLE CONTRACT. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND PROVIDE VOTING INSTRUCTIONS. IT IS IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN NOVEMBER 9, 2005. AIM Mid Cap Growth Portfolio is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to provide voting instructions. We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                        Sincerely,

                                        /s/ James M. Hennessy,

                                        James M. Hennessy,
                                        President and Chief Executive Officer

                      (This page intentionally left blank)

                        ING AIM MID CAP GROWTH PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       OF ING AIM MID CAP GROWTH PORTFOLIO
                         SCHEDULED FOR NOVEMBER 10, 2005

To the Shareholders:

      NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING AIM Mid Cap Growth Portfolio ("AIM Mid Cap Growth Portfolio") is scheduled for November 10, 2005 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

       (1) To approve an Agreement and Plan of Reorganization by and among AIM Mid Cap Growth Portfolio and ING FMR(SM) Diversified Mid Cap Portfolio ("FMR(SM) Diversified Mid Cap Portfolio"), providing for the reorganization of AIM Mid Cap Growth Portfolio with and into FMR(SM) Diversified Mid Cap Portfolio; and

       (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

      Shareholders of record as of the close of business on August 16, 2005, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to AIM Mid Cap Growth Portfolio or by voting in person at the Special Meeting.

                                         By Order of the Board of Trustees

                                         /s/ Huey P. Falgout, Jr.

                                         Huey P. Falgout, Jr.
                                         Secretary

September 23, 2005

                      (This page intentionally left blank)

                        ING AIM MID CAP GROWTH PORTFOLIO
                           PROXY STATEMENT/PROSPECTUS

                               SEPTEMBER 23, 2005

                                TABLE OF CONTENTS

INTRODUCTION...................................................................................     1

SUMMARY........................................................................................     3
   The Proposed Reorganization.................................................................     3
   Comparison of Investment Objectives and Strategies..........................................     5
   Comparison of Portfolio Characteristics.....................................................     7
   Comparison of Portfolio Performance.........................................................     8
   Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios......    11

COMPARISON OF FEES AND EXPENSES................................................................    13
   Management Fees.............................................................................    13
   Sub-Adviser Fees............................................................................    14
   Administration Fees.........................................................................    15
   Distribution and Service Fees...............................................................    15
   Expense Limitation Arrangements.............................................................    15
   Expense Tables..............................................................................    15
   General Information.........................................................................    19
   Key Differences in Rights of AIM Mid Cap Growth Portfolio's Shareholders and FMR(SM)
   Diversified Mid Cap Portfolio's Shareholders................................................    19

INFORMATION ABOUT THE REORGANIZATION...........................................................    19
   The Reorganization Agreement................................................................    19
   Reasons for the Reorganization..............................................................    19
   Board Considerations........................................................................    20
   Tax Considerations..........................................................................    20
   Expenses of the Reorganization..............................................................    21

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS....................................................    21
   Form of Organization........................................................................    21
   Distributor.................................................................................    21
   Dividends, Other Distributions and Taxes....................................................    22
   Capitalization..............................................................................    23

GENERAL INFORMATION ABOUT THE PROXY STATEMENT..................................................    23
   Solicitation of Proxies.....................................................................    23
   Voting Rights...............................................................................    24
   Other Matters to Come Before the Special Meeting............................................    24
   Shareholder Proposals.......................................................................    24
   Reports to Shareholders.....................................................................    24

APPENDICES
   Portfolio Managers Report for ING FMR(SM) Diversified Mid Cap Portfolio ....................   A-1
   Form of Agreement and Plan of Reorganization................................................   B-1
   Additional Information Regarding ING FMR(SM) Diversified Mid Cap Portfolio .................   C-1
   Security Ownership of Certain Beneficial and Record Owners..................................   D-1

                           PROXY STATEMENT/PROSPECTUS

                     ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               SEPTEMBER 23, 2005

                                  INTRODUCTION

      This combined proxy statement and prospectus ("Proxy Statement/Prospectus") relates to a Special Meeting of shareholders of ING AIM Mid Cap Growth Portfolio ("AIM Mid Cap Growth Portfolio") to be held on November 10, 2005. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of AIM Mid Cap Growth Portfolio with and into ING FMR(SM) Diversified Mid Cap Portfolio ("FMR(SM) Diversified Mid Cap Portfolio") (each a "Portfolio" and collectively, the "Portfolios").

      Shares of AIM Mid Cap Growth Portfolio are not offered directly to the public but are sold to separate accounts ("Separate Accounts") of certain participating life insurance companies ("Participating Insurance Companies") and are used to fund variable annuity and/or variable life contracts (each a "Variable Contract" and collectively, "Variable Contracts"). Variable Contract owners who select a Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/Prospectus, Variable Contract holders will be referred to as "shareholders" of the Portfolios.

      Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), AIM Mid Cap Growth Portfolio would transfer its assets to FMR(SM) Diversified Mid Cap Portfolio in exchange for shares of beneficial interest of FMR(SM) Diversified Mid Cap Portfolio and the assumption by FMR(SM) Diversified Mid Cap Portfolio of AIM Mid Cap Growth Portfolio's known liabilities as of the Closing Date (as defined below). FMR(SM) Diversified Mid Cap Portfolio shares would then be distributed to shareholders of AIM Mid Cap Growth Portfolio so that each shareholder would receive a number of full and fractional shares of FMR(SM) Diversified Mid Cap Portfolio equal to the aggregate value of the number of shares of AIM Mid Cap Growth Portfolio held by such shareholder. As a result of the Reorganization, AIM Mid Cap Growth Portfolio will distribute shares of FMR(SM) Diversified Mid Cap Portfolio in liquidation of AIM Mid Cap Growth Portfolio on December 3, 2005, or such other date as the parties may agree ("Closing Date").

      Because you, as a shareholder of AIM Mid Cap Growth Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of FMR(SM) Diversified Mid Cap Portfolio, this Proxy Statement also serves as a Prospectus for FMR(SM) Diversified Mid Cap Portfolio. FMR(SM) Diversified Mid Cap Portfolio is a diversified, open-end management investment company, which seeks to provide investors with long-term growth of capital, as described more fully below.

      This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information ("SAI") relating to this Proxy Statement, dated September 23, 2005, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Service Class Prospectus and Service 2 Class Prospectus for the AIM Mid Cap Growth Portfolio dated April 29, 2005, which is incorporated by reference; and the Service Class Prospectus and Service 2 Class Prospectus for FMR(SM) Diversified Mid Cap Portfolio, dated April 29, 2005. The SAI for each Portfolio, dated April 29, 2005, is incorporated herein by reference. Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The Semi-Annual Report for each Portfolio, dated June 30, 2005, is incorporated herein by reference. For a copy of the current prospectus, SAI, annual report and semi-annual report for either of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

      You can copy and review information about each Portfolio (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

      You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as APPENDIX B. Also, you should consult the Service Class Prospectus and Service 2 Class Prospectus, dated April 29, 2005, for more information about FMR(SM) Diversified Mid Cap Portfolio.

THE PROPOSED REORGANIZATION

      At a meeting held on July 21, 2005, the Board of Trustees of AIM Mid Cap Growth Portfolio approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

   - the transfer of all of the assets of AIM Mid Cap Growth Portfolio to FMR(SM) Diversified Mid Cap Portfolio in exchange for shares of beneficial interest of FMR(SM) Diversified Mid Cap Portfolio;

   - the assumption by FMR(SM) Diversified Mid Cap Portfolio of the liabilities of AIM Mid Cap Growth Portfolio known as of the Closing Date (as described below);

   - the distribution of FMR(SM) Diversified Mid Cap Portfolio shares to the shareholders of AIM Mid Cap Growth Portfolio; and

   -  the complete liquidation of AIM Mid Cap Growth Portfolio.

      FMR(SM) Diversified Mid Cap Portfolio shares would then be distributed to shareholders of AIM Mid Cap Growth Portfolio so that each shareholder would receive a number of full and fractional shares of FMR(SM) Diversified Mid Cap Portfolio equal to the aggregate value of shares of AIM Mid Cap Growth Portfolio held by such shareholder.

      As a result of the Reorganization, each owner of Service Class and Service 2 Class shares of AIM Mid Cap Growth Portfolio would become a shareholder of the corresponding class of shares of FMR(SM) Diversified Mid Cap Portfolio. The Reorganization is expected to be effective on December 3, 2005, or such other date as the parties may agree (the "Closing Date").

      Each Service Class and Service 2 Class shareholder will hold, immediately after the Closing Date, shares of the corresponding class of FMR(SM) Diversified Mid Cap Portfolio having an aggregate value equal to the aggregate value of the shares of the corresponding class of AIM Mid Cap Growth Portfolio held by that shareholder as of the Closing Date.

      In considering whether to approve the Reorganization, you should note that:

   -  The Portfolios have similar investment objectives and strategies;

   - AIM Mid Cap Growth invests in mid cap growth companies; whereas, FMR Diversified Mid Cap invests in mid cap growth and value companies;

   - FMR(SM) Diversified Mid Cap Portfolio is the slightly larger portfolio (approximately $294 million versus $227 million as of June 30, 2005);

   - The 1-year, 3-year and since inception performance as well as the Morningstar rating of FMR(SM) Diversified Mid Cap Portfolio are superior to that of AIM Mid Cap Growth Portfolio;

   - Both Portfolios have the same investment adviser, Directed Services, Inc., however, AIM Capital Management, Inc. serves as the sub-adviser for AIM Mid Cap Growth Portfolio and Fidelity Management and Research Company serves as the sub-adviser for FMR(SM) Diversified Mid Cap Portfolio; and

   - The proposed Reorganization is expected to result in a lower advisory fee for shareholders of AIM Mid Cap Growth Portfolio after the Reorganization and the transition to shares of FMR(SM) Diversified Mid Cap Portfolio;

   - The proposed Reorganization is expected to result in the same gross expenses as well as the same net operating expenses per share for all Classes of shares of the disappearing AIM Mid Cap Growth Portfolio. The (unaudited) gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for Service Class and Service 2 Class shares of each Portfolio as of June 30, 2005 are as follows:

GROSS EXPENSES BEFORE THE REORGANIZATION

                                                             SERVICE CLASS    SERVICE 2 CLASS
                                                             -------------    ---------------
    AIM Mid Cap Growth Portfolio                                  0.91%            1.06%
    FMR(SM) Diversified Mid Cap Portfolio                         1.01%            1.16%

NET EXPENSES BEFORE THE REORGANIZATION

                                                             SERVICE CLASS    SERVICE 2 CLASS
                                                             -------------    ---------------
    AIM Mid Cap Growth Portfolio                                  0.91%            1.06%
    FMR(SM) Diversified Mid Cap Portfolio                         1.01%            1.16%

AFTER THE REORGANIZATION: PRO FORMA

                                                             SERVICE CLASS    SERVICE 2 CLASS
                                                             -------------    ---------------
    Gross estimated expenses of FMR(SM) Diversified Mid Cap
    Portfolio                                                      0.91%            1.06%

    Net estimated expenses of FMR(SM) Diversified Mid Cap
    Portfolio                                                      0.91%            1.06%

------------------
      Approval of the Reorganization Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the shares, provided that 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

      AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF AIM MID CAP GROWTH PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

      The following summarizes the investment objective, strategies and management differences, if any, between AIM Mid Cap Growth Portfolio and FMR(SM) Diversified Mid Cap Portfolio:

                                AIM MID CAP GROWTH PORTFOLIO                FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
                         ------------------------------------------    --------------------------------------------
INVESTMENT OBJECTIVE         Seeks capital appreciation.                     Seeks long-term growth of capital.
---------------------    ------------------------------------------    --------------------------------------------
INVESTMENT STRATEGIES    -   Normally invests at least 80% of its      -   Normally invests the Portfolio's assets
                             assets in securities of                       primarily in common stocks.
                             mid-capitalization companies.
                                                                       -   The Portfolio Manager normally invests
                         -   In complying with the 80% investment          at least 80% of the Portfolio's assets
                             requirement, the Portfolio will invest        in securities of companies with medium
                             primarily in marketable equity                market capitalizations.
                             securities, including convertible
                             securities, but its investments may       -   Although a universal definition of
                             include other securities, such as             medium market capitalization companies
                             synthetic instruments. Synthetic              does not exist, for purposes of this
                             instruments are investments that have         Portfolio, the Portfolio Manager
                             economic characteristics similar to           generally defines medium market
                             the Portfolio's direct investments,           capitalization companies as those whose
                             and may include warrants, futures,            market capitalization is similar to the
                             options, exchange-traded funds and            market capitalization of companies in
                             American Depositary Receipts.                 the Russell Midcap(R) Index or the
                                                                           Standard & Poor's(R) MidCap 400 Index
                         -   The Portfolio considers a company to          ("S&P MidCap 400 Index"). A company's
                             be a mid-capitalization company if it         market capitalization is based on its
                             has a market capitalization, at the           current market capitalization or its
                             time of purchase, within the range of         market capitalization at the time of the
                             the largest and smallest capitalized          Portfolio's investment. Companies whose
                             companies included in the Russell             capitalization no longer meets this
                             Midcap(R) Index during the most recent        definition after purchase continue to be
                             11-month period (based on month-end           considered to have a medium market
                             data) plus the most recent data during        capitalization for purposes of the 80%
                             the current month. The Russell                policy. The size of companies in each
                             Midcap(R) Index measures the                  index changes with market conditions and
                             performance of the 800 companies with         the composition of the index.
                             the lowest market capitalization in
                             the Russell 1000(R) Index. The Russell    -   The Portfolio Manager may also invest
                             1000(R) Index is a widely recognized,         the Portfolio's assets in companies with
                             unmanaged index of common stocks of           smaller or larger market capitalizations.
                             the 1000 largest companies in the
                             Russell 3000(R) Index, which measures     -   The Portfolio Manager may invest
                             the performance of the 3000 largest           up to 25% of the Portfolio's assets in
                             U.S. companies based on total market          securities of foreign issuers, including
                             capitalization. These companies are           emerging markets securities, in addition
                             considered representative of                  to securities of domestic issuers.
                             medium-sized companies.
                                                                       -   The Portfolio Manager is not
                         -   Under normal conditions, the top 10           constrained by any particular
                             holdings may comprise up to 40% of the        investment style. At any given time,
                             Portfolio's total assets.                     the Portfolio Manager may tend to buy
                                                                           "growth" stocks or "value" stocks, or a
                         -   The Portfolio may also invest up to           combination of both types. In buying
                             25% of its total assets in foreign            and selling securities for the
                             securities. For cash management               Portfolio, the Portfolio Manager relies
                             purposes, the Portfolio may also hold         on fundamental analysis of each issuer
                             a                                             and its potential for success in light
                                                                           of its current financial condition, its

                          AIM MID CAP GROWTH PORTFOLIO               FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
                     ------------------------------------------   -----------------------------------------
                         a portion of its assets in cash or         industry position, and economic and
                         cash equivalents. Any percentage           market conditions.
                         limitations with respect to assets of
                         the Portfolio are applied at the time    - Factors considered include growth
                         of purchase.                               potential, earnings estimates and
                                                                    management.
                     -   The Portfolio Manager focuses on
                         companies it believes are likely to      - The Portfolio Manager may use
                         benefit from new or innovative             various techniques, such as buying and
                         products, services or processes as         selling futures contracts and other
                         well as those that have experienced        investment companies, including
                         above-average, long-term growth in         exchange-traded funds, to increase or
                         earnings and have favorable prospects      decrease the Portfolio's exposure to
                         for future growth. The Portfolio           changing security prices or other
                         Manager considers whether to sell a        factors that affect security values. If
                         particular security when any of these      the Portfolio Manager's strategies do
                         factors materially changes.                not work as intended, the Portfolio may
                                                                    not achieve its objective.
                     -   The Portfolio may loan up to
                         33-1/3% of its total assets.

                     -   The Portfolio may engage in
                         active and frequent trading of
                         portfolio securities to achieve its
                         investment objective. If the Portfolio
                         does trade in this way, it may incur
                         increased transaction costs, which can
                         lower the actual return on your
                         investment. Active trading may also
                         increase short-term gains and losses,
                         which may affect the taxes you have to
                         pay.

INVESTMENT ADVISER              Directed Services, Inc.                      Directed Services, Inc.
------------------   -----------------------------------------    -----------------------------------------
   SUB-ADVISER         A I M Capital Management, Inc.             Fidelity Management & Research Company
------------------   -----------------------------------------    -----------------------------------------
PORTFOLIO MANAGER    A team of investment professionals led by    A team of investment professionals led by
                     Paul Rasplicka and Karl F. Farmer.  Mr.      Tom Allen, who has been primarily
                     Rasplica was appointed Senior Portfolio      responsible for managing the Portfolio
                     Manager in April 2005; while Mr. Farmer      since February 2004.
                     has been a portfolio manager since March
                     2003.

      As you can see from the chart above, the investment objectives of the Portfolios are similar.

COMPARISON OF PORTFOLIO CHARACTERISTICS

The following table compares certain characteristics of the Portfolios as of June 30, 2005:

                                             AIM MID CAP GROWTH PORTFOLIO        FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
                                             ----------------------------        -------------------------------------
Net Assets                                           $        226,714,777                      $     294,153,261

Number of Holdings                                                    115                                    372

Portfolio Turnover Rate(1)                                            137%                                    86%

Average market capitalization of
companies in the Portfolio                           $      6,128,595,483                      $   7,205,461,625

Market capitalization range of companies in Portfolio:

    Holdings in companies with market
    capitalizations over $10 billion (as a
    % of net assets)                                                 16.0%                                  17.3%
    Holdings in companies with market
    capitalizations between $10 billion
    and $5 billion (as a % of net assets)                            27.5%                                  12.7%
    Holdings in companies with market
    capitalizations under $5 billion (as a
    % of net assets)                                                 54.8%                                  67.0%

Top 5 Industries (as % of net assets)        Retail                  13.8%       Oil and Gas                 8.4%
                                             Telecommunications       8.1%       Retail                      6.6%
                                             Semiconductors           6.3%       Biotechnology               6.6%
                                             Commercial Services      6.2%       Oil and Gas Services        5.1%
                                             Healthcare - Products    5.8%       Insurance                   4.7%
U.S Equity Securities (as a % of net
assets)                                                              92.6%                                  74.2%
Foreign Securities (as a % of net assets)                             5.7%                                  22.8%
Top 10 Holdings (as a % of net assets)       Alliance Data Systems
                                             Corp.                    1.4%       Invitrogen Corp.            2.9%
                                             Coach, Inc.              1.4%       Assurant, Inc.              1.9%
                                             Nordstrom, Inc.          1.3%       Nvidia Corp.                1.6%
                                             Hilton Hotels Corp.      1.3%       Newmont Mining Corp.        1.6%
                                             Nextel Partners, Inc.    1.2%       Qiagen NV                   1.4%
                                             Kohl's Corp.             1.2%       NII Holdings, Inc.          1.3%
                                             Noble Corp.              1.2%       HON HAI Precision Industry  1.3%
                                             Murphy Oil Corp.         1.2%       Consol Energy, Inc.         1.1%
                                             Chicago Mercantile
                                             Exchange Holdings, Inc.  1.2%       Valero Energy Corp.         1.1%
                                             Jarden Corp.             1.2%       Carmark Rx, Inc.            1.1%

(1)   For the one-year period ended June 30, 2005.

COMPARISON OF PORTFOLIO PERFORMANCE

      Set forth below is the performance information for each Portfolio. The following performance provides some indication of the risks of investing in each Portfolio. The bar charts show the performance of each Portfolio's Service Class shares for each of the past 10 calendar years. Service 2 Class shares will have different performance. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a qualified pension or retirement plan ("Qualified Plan"). Any charges will reduce your return. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The tables set forth below show the average annual total return for each Portfolio over time for each class of shares compared with a broad-based securities market index. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIOS WILL PERFORM IN THE FUTURE.

                          AIM MID CAP GROWTH PORTFOLIO
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

                                  [BAR CHART]

1995
1996    19.39
1997    23.16
1998     0.84
1999    56.24
2000   (12.45)
2001   (21.17)
2002   (31.69)
2003    44.16
2004     7.56

------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity or life insurance policy, and would be lower if they did.

(2) During the period shown in the chart, the Portfolio's best quarterly performance was 39.19% for the quarter ended December 31, 1999, and the Portfolio's worst quarterly performance was (30.52)% for the quarter ended September 30, 2001. AIM Mid Cap Growth Portfolio's year-to-date total return as of June 30, 2005 was 1.29%.

(3) AIM Capital Management Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

                     FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

                      CALENDAR YEAR-BY-YEAR RETURNS(1)(2)

                                  [BAR CHART]

1995
1996
1997
1998
1999
2000
2001     (6.64)
2002    (19.34)
2003     33.47
2004     24.10

----------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(2) During the period shown in the chart, the Portfolio's best quarterly performance was 18.53% for the quarter ended December 31, 2001, and the Portfolio's worst quarterly performance was (18.69)% for the quarter ended September 30, 2002. FMR(SM) Diversified Mid Cap Portfolio's year-to-date total return as of June 30, 2005 was 2.77%.

                          AVERAGE ANNUAL TOTAL RETURN
                   (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                                SINCE
                                        1 YEAR    5 YEARS    INCEPTION(1)
                                        ------    -------    ------------
AIM MID CAP GROWTH PORTFOLIO

  Service Class Return                    7.56%     (6.07)%          5.90%

  Service 2 Class Return                  7.42%       N/A           19.61%

  Russell MidCap(R) Growth Index (2)     15.48%     (3.36)%          8.92%

FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

  Service Class Return                   24.10%       N/A            5.12%

  Service 2 Class Return                 23.83%       N/A           21.92%

  S&P MidCap Growth Index (3)            16.48%       N/A            6.19%

--------------------
(1) Service Class and Service 2 Class Shares of AIM Mid Cap Growth Portfolio commenced operation on October 2, 1995. Service Class and Service 2 Class Shares of FMR(SM) Diversified Mid Cap Portfolio commenced operation on October 2, 2000.

(2) The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. Index return is for the period beginning October 1, 1995.

(3) The S&P MidCap 400 Index is an unmanaged index that measures the performance of securities of 400 medium-capitalization stocks chosen for market size, liquidity and industry group representation. Index return is for the period beginning October 1, 2000.

      For a discussion by the Adviser regarding the performance of FMR(SM) Diversified Mid Cap Portfolio for the fiscal year ended December 31, 2004, see APPENDIX A to this Proxy Statement/Prospectus. Additional information about FMR(SM) Diversified Mid Cap Portfolio is included in APPENDIX C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

      Because the Portfolios have investment objectives that are similar, many of the risks of investing in FMR(SM) Diversified Mid Cap Portfolio are the same as the risks of investing in AIM Mid Cap Growth Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio's shares. The following summarizes the principal investment techniques and risks of investing in the Portfolios.

      Active or Frequent Trading Risk. Both Portfolios are subject to risks associated with active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

      Convertible Securities Risk. The AIM Mid Cap Growth Portfolio may invest in convertible securities. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist or if it goes bankrupt.

      Derivatives Risk. Both Portfolios are subject to certain risks associated with investing in derivatives. Each Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. Each Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. Each Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager of a Portfolio might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

      Emerging Markets Risk. FMR(SM) Diversified Mid Cap Portfolio may invest a portion of its assets in emerging markets. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

      Foreign Investment Risk. FMR(SM) Diversified Mid Cap Portfolio may invest a portion of its assets in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

      Growth Investing Risk. FMR(SM) Diversified Mid Cap Portfolio is subject to the risk associated with growth investing. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

      Manager Risk. Each Portfolio is subject to manager risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a portfolio, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and a Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, a Portfolio that invests principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

      Market and Company Risk. Each Portfolio is subject to market and company risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

      Market Capitalization Risk. Each Portfolio is subject to the risks associated with investment in medium-capitalization companies. Generally, stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized comp[any may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

      Mid Cap Company Risk. Each Portfolio is subject to the risks associated with investment in mid-cap companies. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

      Other Investment Company Risk. FMR(SM) Diversified Mid Cap Portfolio is subject to the risks associated with investing in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking

Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

      Portfolio Turnover Risk. Each Portfolio is subject to the risks of high portfolio turnover. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

                         COMPARISON OF FEES AND EXPENSES

      The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of FMR(SM) Diversified Mid Cap Portfolio, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO."

MANAGEMENT FEES

      Each Portfolio pays DSI a management fee, payable monthly, based on the average daily net assets of the Portfolio.

      AIM Mid Cap Growth Portfolio pays a management fee of 0.75% on first $750 million in combined assets; 0.70% on next $1.25 billion; 0.65% on next $1.5 billion and 0.60% on assets in excess of $3.5 billion. For the purpose of calculating the management fee, the assets of AIM Mid Cap Growth Portfolio are aggregated with the assets of 8 other ING Portfolios, which are not a party to the Reorganization.

      FMR(SM) Diversified Mid Cap Portfolio pays a management fee of 0.75% on first $500 million in combined assets; 0.70% on next $250 million in assets; 0.65% on next $500 million and 0.60% on assets in excess of $1.25 billion. For the purpose of calculating the management fee, the assets of FMR(SM) Diversified Mid Cap Portfolio are aggregated with the assets of another ING Portfolio not a party to the Reorganization, the ING UBS U.S. Allocation Portfolio.

      If the Reorganization is approved by shareholders, FMR(SM) Diversified Mid Cap Portfolio will pay a management fee of 0.65% on the first $1.25 billion and 0.60% on assets in excess of $1.25 billion. For the purpose of calculating the management fee, the assets of FMR(SM) Diversified Mid Cap Portfolio would continue to be aggregated with the assets of ING UBS U.S. Allocation Portfolio.

      The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                       FEES PAID TO DSI DURING 2004
PORTFOLIO                                 (AS A % OF NET ASSETS)
AIM Mid Cap Growth Portfolio                      0.66%
FMR(SM) Diversified Mid Cap Portfolio             0.75%

      If the Reorganization is approved by shareholders, FMR(SM) Diversified Mid Cap Portfolio will pay a management fee of 0.65% of the Portfolio's average daily net assets.

SUB-ADVISER FEES

      DSI pays each sub-adviser a sub-advisory fee, payable monthly, based on the average daily net assets of a Portfolio. The following table shows the aggregate annual sub-advisory fee paid by DSI to each sub-adviser for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                       FEES PAID TO SUB-ADVISER DURING 2004
PORTFOLIO                                    (AS A % OF NET ASSETS)
AIM Mid Cap Growth Portfolio                             0.41%
FMR(SM) Diversified Mid Cap Portfolio                    0.50%

      If the Reorganization is approved by shareholders, DSI is expected to pay a sub-advisory fee of 0.38% of the Portfolio's average daily net assets.

ADMINISTRATION FEES

      The Management Agreement between ING Investors Trust, on behalf of each Portfolio, and its manager, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees for the Portfolios.

DISTRIBUTION AND SERVICE FEES

      Each Portfolio pays the distribution (12b-1) and service fees for each Class of shares as described in the table entitled "Annual Portfolio Operating Expenses."

EXPENSE LIMITATION ARRANGEMENTS

      There are no expense limitation agreements is in place for either AIM Mid Cap Growth Portfolio or FMR(SM) Diversified Mid Cap Portfolio.

EXPENSE TABLES

      As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contact.

                      TRANSACTION FEES ON NEW INVESTMENTS
                   (fees paid directly from your investment)

                                                SERVICE CLASS    SERVICE 2 CLASS
                                                -------------    ---------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)         None             None

Maximum deferred sales charge (load)(as a
percentage of the lower of original purchase
price or redemption proceeds)                         None             None

      Neither AIM Mid Cap Growth Portfolio nor FMR(SM) Diversified Mid Cap Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

PORTFOLIO EXPENSES

      The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses of the Portfolios are based upon the operating expenses incurred by Service Class and Service 2 Class shares of the Portfolios for the period ended June 30, 2005. Pro forma fees show estimated fees of FMR(SM) Diversified Mid Cap Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. Pro forma numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table below does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

                      ANNUAL PORTFOLIO OPERATING EXPENSES
                        AS OF JUNE 30, 2005 (UNAUDITED)
     (expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets) (1)

                                                   DISTRIBUTION
                                                    (12b-1) AND                 TOTAL
                                                    SHAREHOLDER               PORTFOLIO     WAIVERS,
                                       MANAGEMENT   SERVICING       OTHER     OPERATING  REIMBURSEMENT,    NET
                                           FEES       FEES(2)    EXPENSES(3)   EXPENSES  AND RECOUPMENT  EXPENSES
                                       ----------  ------------  -----------  ---------  --------------  --------
SERVICE CLASS

  AIM Mid Cap Growth Portfolio            0.65%        0.25%        0.01%        0.91%         -            0.91%(4)

  FMR(SM) Diversified Mid Cap
  Portfolio                               0.75%        0.25%        0.01%        1.01%         -            1.01%

  FMR(SM) Diversified Mid Cap
    Portfolio  (Surviving Portfolio
    After the Reorganization)
    (Estimated Pro Forma)                 0.65%        0.25%        0.01%        0.91%         -            0.91%
SERVICE 2 CLASS

  AIM Mid Cap Growth Portfolio            0.65%        0.40%        0.01%        1.06%         -            1.06%(4)

  FMR(SM) Diversified Mid Cap
  Portfolio                               0.75%        0.40%        0.01%        1.16%         -            1.16%

  FMR(SM) Diversified Mid Cap
    Portfolio  (Surviving Portfolio
    After the Reorganization
    (Estimated Pro Forma)                 0.65%        0.40%        0.01%        1.06%         -            1.06%

------------------
(1) The fiscal year end for each Portfolio is December 31. This table shows the estimated portfolio operating expenses for shares of AIM Mid Cap Growth Portfolio and FMR(SM) Diversified Mid Cap Portfolio as a ratio of expense to average daily net assets.

(2) As a result of distribution (Rule 12b-1) fees, a long-term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc. Direct Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between ING Investors Trust, on behalf of each Portfolio, and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) A portion of the brokerage commissions that ING AIM Mid Cap Growth Portfolio pays is used to reduce the Portfolio's expenses. Including these reductions, the "Total Net Operating Expenses" for the Portfolio for the six months ended June 30, 2005 would have been 0.87% and 1.02% for Service class and Service 2 class, respectively. This arrangement may be discontinued at any time.

      Examples. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                     AIM MID CAP GROWTH PORTFOLIO      FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
                 ----------------------------------    -------------------------------------
                 1 YEAR  3 YEARS  5 YEARS  10 YEARS     1 YEAR   3 YEARS  5 YEARS  10 YEARS
                 ------  -------  -------  --------     ------   -------  -------  --------
SERVICE CLASS    $   93  $   290  $   504  $  1,120     $  103   $   322  $   558  $  1,236
SERVICE 2 CLASS  $  108  $   337  $   585  $  1,294     $  118   $   368  $   638  $  1,409

                                 ESTIMATED PRO FORMA:
                               THE PORTFOLIOS COMBINED*
                        ---------------------------------------
                        1 YEAR    3 YEARS    5 YEARS   10 YEARS
                        ------    -------    -------   --------
SERVICE CLASS            $ 93       $290       $504     $1,120
SERVICE 2 CLASS*         $108       $337       $585     $1,294

----------
*     Estimated.

GENERAL INFORMATION

      Following the Reorganization, certain holdings of AIM Mid Cap Growth Portfolio that are transferred to FMR(SM) Diversified Mid Cap Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for FMR(SM) Diversified Mid Cap Portfolio, and the realization of taxable gains or losses for FMR(SM) Diversified Mid Cap Portfolio.

KEY DIFFERENCES IN RIGHTS OF AIM MID CAP GROWTH PORTFOLIO SHAREHOLDERS AND FMR(SM) DIVERSIFIED MID CAP PORTFOLIO SHAREHOLDERS

      Each Portfolio is organized as a series of ING Investors Trust, a Massachusetts business trust, and is governed by an Agreement and Declaration of Trust. As such, there are no key differences in the rights of shareholders of the Portfolios.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

      The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as APPENDIX B.

      The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of AIM Mid Cap Growth Portfolio in exchange for shares of beneficial interest of FMR(SM) Diversified Mid Cap Portfolio and the assumption by FMR(SM) Diversified Mid Cap Portfolio of AIM Mid Cap Growth Portfolio's known liabilities, as set forth in that Portfolio's Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of FMR(SM) Diversified Mid Cap Portfolio to shareholders of AIM Mid Cap Growth Portfolio, as provided for in the Reorganization Agreement. AIM Mid Cap Growth Portfolio will then be liquidated.

      Each Service Class and Service 2 Class shareholder of AIM Mid Cap Growth Portfolio will hold, immediately after the Closing Date, shares of the corresponding class of FMR(SM) Diversified Mid Cap Portfolio having an aggregate value equal to the aggregate value of the shares of the corresponding class of AIM Mid Cap Growth Portfolio held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of FMR(SM) Diversified Mid Cap Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

      The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of AIM Mid Cap Growth Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

      The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base. This is expected to provide greater investment opportunities for the surviving portfolios and the potential to take larger portfolio positions.

      The proposed Reorganization was presented for consideration to the Board of Trustees of each Portfolio at a meeting held on July 21, 2005. For the reasons discussed below, the Trustees of the Portfolios, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Portfolios, determined that the interests of the shareholders of either Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of both Portfolios and their shareholders as well as Variable Contract owners.

      The Reorganization will allow AIM Mid Cap Growth Portfolio's shareholders to continue to participate in a professionally-managed portfolio that seeks to achieve long-term growth of capital. Additionally, the proposed Reorganization is expected to result in lower net expenses for shareholders of all classes of AIM Mid Cap Growth Portfolio.

BOARD CONSIDERATIONS

      The Board of Trustees of AIM Mid Cap Growth Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

      - the plans of management to reduce overlap in funds in the ING Fund complex;

      -     the potential benefits of the transaction to shareholders;

      - the relative investment performance of AIM Mid Cap Growth Portfolio as compared to FMR(SM) Diversified Mid Cap Portfolio;

      - expense ratios and information regarding fees and expenses of AIM Mid Cap Growth Portfolio and FMR(SM) Diversified Mid Cap Portfolio;

      -     the relative size of the Portfolios;

      - whether the Reorganization would dilute the interests of the shareholders of either of the Portfolios (i.e. the separate accounts) or the interests of Variable Contract Owners;

      - the similarity of investment objectives and strategies of FMR(SM) Diversified Mid Cap Portfolio with those of AIM Mid Cap Growth Portfolio;

      - all fees and expenses in connection with the Reorganization will be borne directly by the Portfolios' Investment Adviser (or an affiliate of the Investment Adviser);

      - the terms and conditions of the Reorganization Agreement, which might affect the price of the outstanding shares of either Portfolio;

      -     any benefits that may be realized by the Adviser; and

      - the tax consequences of the Reorganization to AIM Mid Cap Growth Portfolio and its shareholders, including the tax-free nature of the transaction.

      The Board of Trustees also considered the future potential benefits to DSI in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

      THE TRUSTEES OF AIM MID CAP GROWTH PORTFOLIO RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH FMR(SM) DIVERSIFIED MID CAP PORTFOLIO.

TAX CONSIDERATIONS

      The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither AIM Mid Cap Growth Portfolio nor its shareholders, nor FMR(SM) Diversified Mid Cap Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

      As of December 31, 2004, neither the AIM Mid Cap Growth Portfolio nor the FMR(SM) Diversified Mid Cap Portfolio had accumulated capital loss carryforwards. After the Reorganization, any losses of AIM Mid Cap Growth Portfolio generally will be available to FMR(SM) Diversified Mid Cap Portfolio to offset its capital gains, although a portion of the amount of these losses that may offset FMR(SM) Diversified Mid Cap Portfolio's capital gains in any given year will be limited due to this Reorganization. The ability of FMR(SM) Diversified Mid Cap Portfolio to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-reorganization shareholders of AIM Mid Cap Growth Portfolio. After the Reorganization, however, these benefits will also inure to the benefit of all post-reorganization shareholders of FMR(SM) Diversified Mid Cap Portfolio.

EXPENSES OF THE REORGANIZATION

      The expenses relating to the proposed Reorganization will be borne by ING Investments, LLC ("ING Investments") (or an affiliate of ING Investments). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the Investment Company Act of 1940, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

FORM OF ORGANIZATION

      Each Portfolio is a diversified series of ING Investors Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Trust is governed by a Board of Trustees consisting of [eleven] members. For more information on the history of the Trust, see the SAI.

ADVISER

      DSI, a New York corporation, is the adviser to each Portfolio. As of December 31, 2004, DSI managed approximately $17 billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and with the National Association of Securities Dealers, Inc. ("NASD") as a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

      DSI, subject to the supervision of the Board of Trustees, acts as a "manager-of-managers" for each Portfolio. In this capacity, DSI oversees each Portfolio's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, the Adviser delegates to each Sub-Adviser the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Sub-Advisers. From time to time, DSI also recommends the appointment of additional or a replacement Sub-Advisers to the Board of Trustees.

      On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Sub-Adviser with a non-affiliated Sub-Adviser for the Portfolios, as well as change the terms of a contract with a non-affiliated Sub-Adviser without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of the Sub-Adviser of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

      For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information. DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

DISTRIBUTOR

      DSI is the principal underwriter and distributor of each Portfolio. As described above, it is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

DIVIDENDS, DISTRIBUTIONS AND TAXES

      The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

      The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

      Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contacts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

      Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

      If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

      The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

      If the Reorganization Agreement is approved by AIM Mid Cap Growth Portfolio's shareholders, then as soon as practicable before the Closing Date, AIM Mid Cap Growth Portfolio will pay the Insurance Company Separate Accounts investing in the Portfolio a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

      The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2005, and on a pro forma basis as of June 30, 2005 giving effect to the Reorganization:

                                                             NET ASSET VALUE    SHARES
                                                NET ASSETS      PER SHARE     OUTSTANDING
                                               ------------  ---------------  -----------
AIM MID CAP GROWTH PORTFOLIO

  Service Class                                $219,971,531       $14.12       15,581,377
  Service 2 Class                              $  6,743,246       $14.05          479,815

FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

  Service Class                                $280,142,064       $12.60       22,240,870
  Service 2 Class                              $ 14,011,197       $12.57        1,114,433

PRO FORMA - FMR(SM) DIVERSIFIED MID CAP PORTFOLIO  INCLUDING AIM MID CAP GROWTH PORTFOLIO

  Service Class                                $500,113,595       $12.60       39,698,928
  Service 2 Class                              $ 20,754,443       $12.57        1,650,889

                 GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

      Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about September 23, 2005. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. AIM Mid Cap Growth Portfolio has retained Computershare Fund Services (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $3,500. ING Investments will bear the cost of the proxy solicitation. Shareholders of AIM Mid Cap Growth Portfolio may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

      In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

      If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-804-3212.

      A shareholder may revoke the accompanying proxy at any time prior to its use by filing with AIM Mid Cap Growth Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of AIM Mid Cap Growth Portfolio that may be presented at the Special Meeting.

VOTING RIGHTS

      The Separate Accounts of the Participating Insurance Companies are the record owner of the shares of the Portfolios. The Participating Insurance Companies will vote each Portfolio's shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts.

      Each shareholder of AIM Mid Cap Growth Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

      As such, Variable Contact owners and certain annuitants and/or beneficiaries have the right to instruct the Participating Insurance Companies as to the number of shares (and fractional shares) attributable to their Variable Contract's value on the record date allocated to the Separate Account that holds shares of the AIM Mid Cap Growth Portfolio. The Participating Insurance Companies will vote shares attributable to Variable Contracts in the same proportion (for, against, abstain) to those for which timely instructions are received.

      Only shareholders of AIM Mid Cap Growth Portfolio at the close of business on August 16, 2005 (the "Record Date") will be entitled to be present and give voting instructions for AIM Mid Cap Growth Portfolio at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, [______] shares of AIM Mid Cap Growth Portfolio were outstanding and entitled to vote. To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on November 9, 2005.

      Approval of the Reorganization Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the shares, provided that 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

      To the knowledge of ING Investments, as of August 16, 2005, no current Director owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

      APPENDIX E hereto lists the persons that, as of August 16, 2005, owned beneficially or of record 5% or more of the outstanding shares of any Class of AIM Mid Cap Growth Portfolio or FMR(SM) Diversified Mid Cap Portfolio.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

      AIM Mid Cap Growth Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy
Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

      AIM Mid Cap Growth Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by AIM Mid Cap Growth Portfolio's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

      DSI will furnish, without charge, a copy of the most recent Annual Report regarding either of the Portfolios and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Portfolio at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling Shareholder Services at 1-800-992-0180.

      IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                    /s/ Huey P. Falgout, Jr.

                                                    Huey P. Falgout, Jr.,
                                                    Secretary

September 23, 2005
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

              REPORT FOR ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

The ING FMR Diversified Mid Cap Portfolio (the "Portfolio") seeks long-term growth of capital. The Portfolio is managed by Tom Allen, Vice President and Portfolio Manager, Fidelity Management & Research Company ("FMR")--Sub-Adviser.

PERFORMANCE: For the year ended December 31, 2004, the Portfolio's Class S shares provided a total return of 24.10% compared to the Standard & Poor's ("S&P") MidCap 400 Index(1) and the Russell MidCap Index(2), which returned 16.48% and 20.22%, respectively, for the same period.

PORTFOLIO SPECIFICS: For calendar year 2004, the domestic equity market logged a double-digit return due to rebounding corporate earnings, jobs growth and the completion of the U.S. presidential election. During this period, the Portfolio handily outperformed the S&P MidCap 400 Index, due to strong security selection and industry allocations, particularly in information technology and energy stocks. Notable contributors included two steel producers among the Portfolio's top ten holdings, Nucor Corp. and IPSCO, Inc. On the downside, security selection in consumer discretionary stocks detracted from the Portfolio's relative return.

During the fourth quarter of 2004, the outperformance was largely due to security selection. Notable contributors for this quarter at a security level included two top 10 holdings, IPSCO, Inc. and Invitrogen Corp. IPSCO, Inc., a steel producer, saw its stock price appreciate strongly upon exceeding quarterly earnings estimates doubling its quarterly cash dividend and redeeming debt that should decrease its diluted shares outstanding. Invitrogen Corp., a biotech research tool kit producer, appreciated upon exceeding quarterly earnings projections and having favorable forward earnings expectations. On the downside, overweighting pharmaceuticals and biotechnology stocks detracted from the Portfolio's return relative to the Index, as did security selection in materials stocks. Notable detractors at a security level included two top ten holdings, Newmont Mining Corp. and Steel Dynamics, Inc. Newmont Mining Corp. depreciated due to an environmental quality dispute with the Indonesian government and a drop in gold, copper, nickel and other metals production. Steel Dynamics, In. depreciated amid expectations of weakening Chinese economic growth and its expected negative impact on steel prices and inventories.


                          Russell MidCap    S&P MidCap 400
             Class S(a)      Index(c)           Index(b)
             ---------    --------------    ---------------
 10/2/00     $  10,000    $       10,000    $        10,000
12/31/00     $   9,913    $        9,641    $         9,615
12/31/01     $   9,255    $        9,099    $         9,557
12/31/02     $   7,465    $        7,627    $         8,170
12/31/03     $   9,964    $       10,682    $        11,080
12/31/04     $  12,366    $       12,841    $        12,906


      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                    SINCE INCEPTION    SINCE INCEPTION
                                     OF CLASS S           OF CLASS A
                          1 YEAR   OCTOBER 2, 2000    SEPTEMBER 9, 2002
                          ------   ----------------   -----------------
Class A                   23.83%          --                21.92%
Class S                   24.10%        5.12%                 --
S&P MidCap 400 Index(1)   16.48%        6.19%(3)            20.23%
Russell MidCap Index(2)   20.22%        6.06%(3)            23.92%

PORTFOLIO MANAGERS' REPORT             ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
________________________________________________________________________________

Based on a $10,000 initial investment, the graph and table above illustrate the total return of INF FMR(SM) Diversified Mid Cap Portfolio against the S&P MidCap 400 Index and the Russell MidCap Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. Total returns do not include charges imposed by the insurance company separate account. If these were included, performance would be lower.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(2) The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 index.

(3) Since inception performance of the index is shown from October 1, 2000.

(4) Since inception performance of the index is shown from September 1, 2002.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 21st day of July, 2005, by and between ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Trust"), on behalf of ING FMR(SM) Diversified Mid Cap Portfolio (the "Acquiring Portfolio"), a separate series of the Trust, and the Trust, on behalf of ING AIM Mid Cap Growth Portfolio (the "Acquired Portfolio"), another separate series of the Trust.

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Service Class and Service 2 Class voting shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are each a series of an open-end, registered investment company of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

      WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

      WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities, as described in paragraph 1.3 herein, of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

      1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Service Class and Service 2 Class Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

      1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio's Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Portfolio, to the Acquiring Portfolio, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a pro rata basis within that class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Service Class and Service 2 Class Acquiring Portfolio Shares to be so credited to Service Class and Service 2 Class Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Service Class and Service 2 Class shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Service Class and Service 2 Class Acquiring Portfolio Shares in connection with such exchange.

      1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

      1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.    VALUATION

      2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

      2.2. The net asset value of a Service Class and Service 2 Class Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

      2.3. The number of the Service Class and Service 2 Class Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Service Class and Service 2 Class shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

      2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by Acquiring Portfolio's record keeping agent and by each Portfolio's respective independent accountants.

3.    CLOSING AND CLOSING DATE

      3.1. The Closing Date shall be December 3, 2005, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

      3.2. The Acquired Portfolio shall direct the Bank of New York Company, Inc., as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Acquired Portfolio's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

      3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Service Class and Service 2 Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

            (a) The Acquired Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

            (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

            (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

            (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2004 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (j) Since December 31, 2004, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

            (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

            (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

            (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

            (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

      4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

            (a) The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

            (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

            (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of the Acquiring Portfolio's business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2004 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (i) Since December 31, 2004, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (For purposes of this subparagraph
(i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

            (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

            (l) All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the

1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

            (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The Service Class and Service 2 Class Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

            (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

            (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5. COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

      5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3. The Acquired Portfolio covenants that the Service Class and Service 2 Class Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

      5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

      5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Service Class and Service 2 Class Acquiring Portfolio Shares received at the Closing.

      5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.9. The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Portfolio's, title to and possession of the Acquiring Portfolio's Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.10. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

      The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2. The Trust shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

      6.3. The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

      6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

      The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2. The Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

      7.3. The Trust shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

      7.4. The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

      7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

      7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

      If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither the Acquired Portfolio nor the Acquiring Portfolio may waive the conditions set forth in this paragraph 8.1;

      8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. The parties shall have received the opinion of Dechert LLP addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, neither the Acquired Portfolio nor the Acquiring Portfolio may waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

      9.1. The Acquired Portfolio, and the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. The Acquired Portfolio and the Acquiring Portfolio agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

      This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before March 31, 2006, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Service Class and Service 2 Class Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Massachusetts without regard to its principles of conflicts of laws.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Portfolio, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                      ING INVESTORS TRUST on behalf of its
                             ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO series

_____________________        By: __________________________________________
SECRETARY

                             Its:__________________________________________

Attest:                      ING INVESTORS TRUST on behalf of its
                             ING AIM MID CAP GROWTH PORTFOLIO series

_____________________        By: __________________________________________
SECRETARY

                             Its: _________________________________________

                                                                      APPENDIX C

                        ADDITIONAL INFORMATION REGARDING
                   ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

                                  ("PORTFOLIO")

                                SHAREHOLDER GUIDE

ABOUT YOUR INVESTMENT

      The Portfolio is available only to serve as an investment option under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolio may be sold in the future to insurance companies that are not affiliated with ING Group.

      ING Group also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING funds in size and cash flow patterns. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

      You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

      The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options that you have chosen. You should consult your variable contract prospectus for additional information about how this works.

      The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

      The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

DETERMINATION OF NET ASSET VALUE

      The NAV per share of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

      In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent the Portfolio invests in other registered investment companies, the Portfolio's NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests.

      Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

      When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

-    Securities of an issuer that has entered into a restructuring;

-    Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is not current market value quotation; and

-    Securities that are restricted as to transfer or resale.

      The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

      When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

MANAGEMENT OF THE PORTFOLIO

Investment Adviser

      Directed Services, Inc. ("DSI" or "Adviser"), a New York corporation, is the investment adviser of the Portfolio, and the Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." As of December 31, 2004, DSI managed approximately $17 billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

      DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each sub-adviser the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the sub-advisers. From time to time, DSI also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a Portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust.

      In this event, the name of the Portfolio and its investment strategies may also change. For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.

      DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

Sub-Adviser

      Fidelity Management and Research Company ("FMR") serves as Sub-Adviser for the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

      The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $932 billion in total assets under management.

      The following person is primarily responsible for the management of the
Portfolio:

   NAME                         POSITION AND RECENT BUSINESS EXPERIENCE

Tom Allen               Vice President of FMR and Portfolio Manager of the
                        Portfolio since February 2004. Since joining Fidelity
                        Investments in 1995, Mr. Allen has worked as a research analyst and manager.

      The Portfolio's Statement of Additional Information dated April 29, 2005, provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

      The SAI provides additional information about each portfolio manager's compensation other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the portfolios.

Parent Company

      DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.

ADMINISTRATIVE SERVICES

      In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolio. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, sub-advisers, and the insurance company or companies to which the Portfolio offer their shares. DSI also reviews the Portfolio for compliance with applicable legal requirements and monitors the sub-advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by the Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

      The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the sub-advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

PORTFOLIO DISTRIBUTION

      DSI is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

      DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

      The Portfolio's shares are classified into Service Class and Service 2 shares. The classes are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.

RULE 12b-1 DISTRIBUTION FEES

      The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service Class and Service 2 shares of the Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following: (a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors; (b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use; (c) holding seminars and sales meetings designed to promote Trust shares; (d) obtaining information and providing explanations to variable contract owners or other investors regarding the portfolio's investment objectives and policies and other information about the Trust and the portfolios including the performance of the portfolio's Service 2 shares; (e) training sales personnel regarding the Trust; (f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and (g) financing any other activity that the Trust's Board of Trustees ("Board") determines is primarily intended to result in the sale of the portfolio's Service Class and Service 2 Class shares.

SERVICE FEES

      The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 shares of the Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 shares and their beneficial shareholders, including variable contract owners with interests in the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 shares.

HOW ING COMPENSATES OFFERING THE PORTFOLIO AS AN INVESTMENT OPTION IN THEIR INSURANCE PRODUCTS

      ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Distribution Plan, the Portfolio's Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

      The distributing broker-dealer for the Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; SAFECO Life Insurance Company; and First Fortis Life Insurance Company.

      The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities.

      Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

      The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolio, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

      Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTEREST OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

      The Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolio currently does not foresee any disadvantages to investors if it serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict.

      If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING

      The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

      The Portfolio rely on the financial intermediary to monitor frequent, short-term trading by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

      The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

      Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.

      Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation polices and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

      Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

      A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (I.E., the Portfolio will post the quarter ending June 30 holdings on August 1).

      The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

      The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

                              FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING FMR(SM) Diversified Mid Cap Portfolio 's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2005 which is unaudited.

                                                                    SERVICE 2 CLASS
                                               --------------------------------------------------------

                                                  (UNAUDITED)                              SEPTEMBER 9,
                                               SIX MONTHS ENDED  YEAR ENDED DECEMBER 31,    2002(1) TO
                                                   JUNE 30,      -----------------------   DECEMBER 31,
                                                     2005             2004       2003         2002
                                               ----------------      -----      -----        ------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period        $         12.24        9.90       7.43         7.76
   Income (loss) from investment operations:
   Net investment income                       $         (0.01)      (0.03)      0.01         0.01+
   Net realized and unrealized gain (loss) on
   investments                                 $          0.34        2.39       2.46        (0.33)
   Total from investment operations            $          0.33        2.36       2.47        (0.32)
   Less distributions from:
   Net investment income                       $             -        0.02          -         0.01
   Total distributions                         $             -        0.02          -         0.01
   Net asset value, end of period              $         12.57       12.24       9.90         7.43
   TOTAL RETURN(2)                             %          2.70       23.83      33.24        (4.15)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $        14,011       9,814      3,752          226
   Ratios to average net assets:
   Expenses(3)                                 %          1.16        1.16       1.15         1.16
   Net investment income(3)                    %         (0.25)      (0.45)      0.17         0.30
   Portfolio turnover rate                     %            57         151         93          106

---------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

 + Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                                                                            SERVICE CLASS
                                               -------------------------------------------------------------------------

                                                  (UNAUDITED)                                         OCTOBER 2, 2000(1)
                                               SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,                TO
                                                    JUNE 30,      --------------------------------       DECEMBER 31,
                                                     2005          2004     2003     2002    2001          2000
                                               ----------------   -------  -------  ------  ------       ----------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period        $          12.26      9.89     7.41    9.21    9.89        10.00
   Income (loss) from investment operations:
   Net investment income                       $          (0.01)    (0.03)    0.02    0.03+   0.02         0.04
   Net realized and unrealized gain (loss) on                        2.41     2.46   (1.81)  (0.68)       (0.13)
   investments                                 $           0.35
   Total from investment operations            $           0.34      2.38     2.48   (1.78)  (0.66)       (0.09)
   Less distributions from:
   Net investment income                       $              -      0.01     0.00*   0.02    0.02         0.02
   Total distributions                         $              -      0.01     -       0.02    0.02         0.02
   Net asset value, end of period              $          12.60     12.26     9.89    7.41    9.21         9.89
   TOTAL RETURN(2)                             %           2.77     24.10    33.47  (19.34)  (6.64)       (0.87)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $        280,142   252,605  163,668  91,198  58,712       13,834
   Ratios to average net assets:
   Expenses(3)                                 %           1.01      1.01     1.00    1.01    1.01         1.00
   Net investment income(3)                    %          (0.11)    (0.30)    0.32    0.33    0.47         1.70
   Portfolio turnover rate                     %             57       151       93     106      89           20

---------------------

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

 *  Amount is less than $0.01.

 + Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
                                      C-8

                                                                      APPENDIX D

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

      The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio's outstanding shares as of August 16, 2005:

ING AIM MID CAP GROWTH PORTFOLIO

                                                                                              PERCENTAGE OF COMBINED
                                     PERCENT OF CLASS OF SHARES                               PORTFOLIO AFTER THE
NAME AND ADDRESS OF SHAREHOLDER         AND TYPE OF OWNERSHIP      PERCENTAGE OF PORTFOLIO       REORGANIZATION*
-------------------------------      --------------------------    -----------------------    ----------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

                                                                                              PERCENTAGE OF COMBINED
                                     PERCENT OF CLASS OF SHARES                               PORTFOLIO AFTER THE
NAME AND ADDRESS OF SHAREHOLDER         AND TYPE OF OWNERSHIP      PERCENTAGE OF PORTFOLIO       REORGANIZATION*
-------------------------------      --------------------------    -----------------------    ----------------------

---------------
* On a pro forma basis, assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the Reorganization is the same as on August 16, 2005.

                                     PART B

                               ING INVESTORS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 14, 2005

Acquisition of the Assets and Liabilities of:                    By and in Exchange for Shares of:
       ING AIM Mid Cap Growth Portfolio                        ING FMR Diversified Mid Cap Portfolio
      (a series of ING Investors Trust)                          (a series of ING Investors Trust)
       7337 East Doubletree Ranch Road                            7337 East Doubletree Ranch Road
        Scottsdale, Arizona 85258-2034                             Scottsdale, Arizona 85258-2034


This Statement of Additional Information of ING Investors Trust ("SAI") is available to the shareholders of ING AIM Mid Cap Growth Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of the ING AIM Mid Cap Growth Portfolio will be transferred to ING FMR Diversified Mid Cap Portfolio, a series of ING Investors Trust, in exchange for shares of ING FMR Diversified Mid Cap Portfolio.

This SAI consists of: (i) this cover page; (ii) the "ING FMR Diversified Mid Cap Portfolio Additional Information" presented on pages 1 through 2 of this SAI, which presents certain information with respect to the management of the ING FMR Diversified Mid Cap Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

           1. The SAI for ING FMR Diversified Mid Cap Portfolio, dated April 29, 2005, as filed on May 4, 2005, and the SAI for ING AIM Mid Cap Growth Portfolio, dated April 29, 2005, as filed on May 4, 2005.

           2. The Financial Statements of the FMR Diversified Mid Cap Portfolio and AIM Mid Cap Growth Portfolio, are included in the Service Class and Service 2 Class Annual Reports dated December 31, 2004 as filed on March 7, 2005.

                  This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated September 14, 2005, relating to the Reorganization of ING AIM Mid Cap Growth Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                      ING FMR DIVERSIFIED MID CAP PORTFOLIO
                             ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


TRUSTEE OWNERSHIP OF SECURITIES................................................1
   Shareholder Ownership Policy................................................1

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES....................................1
   Shareholder Ownership Policy................................................1

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS............................2
   Other Managed Accounts
   Potential Conflicts of Interest
   Compensation Structure of Portfolio Manager
   Portfolio Manager Ownership of Securities

PRO FORMA FINANCIAL STATEMENTS.................................................2

                      ING FMR DIVERSIFIED MID CAP PORTFOLIO
                             ADDITIONAL INFORMATION

TRUSTEE OWNERSHIP OF SECURITIES

Share Ownership Policy

In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own beneficially shares of one or more ING Funds (each a "Fund") at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy. Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2004.

                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                    SECURITIES IN ALL REGISTERED INVESTMENT
                                      FMR DIVERSIFIED MID CAP       COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
NAME OF TRUSTEES                             PORTFOLIO                      OF INVESTMENT COMPANIES
---------------------------------- ------------------------------- ------------------------------------------
John V. Boyer(1)                                 $0                                  None
Paul S. Doherty(2)                               $0                              Over $100,000
J. Michael Earley                                $0                            $50,001 - 100,000
R. Barbara Gitenstein                            $0                            $50,001 - 100,000
Patrick W. Kenny(1)                              $0                                  None
Walter H. May                                    $0                              Over $100,000
Jock Patton                                      $0                            $10,001 - 50,000
David W. C. Putnam                               $0                              Over $100,000
Blaine E. Rieke(2)                               $0                            $50,001 - 100,000
Roger B. Vincent                                 $0                              Over $100,000
Richard A. Wedemeyer                             $0                            $50,001 - 100,000

TRUSTEES WHO ARE
"INTERESTED PERSONS"
---------------------------------- ------------------------------- ------------------------------------------
Thomas J. McInerney                              $0                              Over $100,000
John G. Turner                                   $0                              Over $100,000

-----------------------------------------------
(1) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the board of the other Funds in the ING Complex of Funds.

(2)      Retired as Trustee on December 31, 2004.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

Share Ownership Policy

As of December 31, 2004, none of the Independent Trustees or their immediate family members owned any shares of the ING Funds' investment adviser or principal underwriter or of any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies).

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2004.

               REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
               COMPANIES                       VEHICLES                                    OTHER ACCTS
               ----------------------------    ---------------------------        ------------------------------
               NUMBER
   PORTFOLIO   OF          TOTAL ASSETS (IN    NUMBER OF                          NUMBER OF     TOTAL ASSETS (IN
   MANAGER     ACCOUNTS    MILLIONS)           ACCOUNTS       TOTAL ASSETS        ACCOUNTS      MILLIONS)
------------   --------    ----------------    ---------      ------------        --------      ----------------
Tom Allen        3          $4,396*             0             N/A                 1             $164

* Includes ING FMR(SM) Diversified Mid Cap Portfolio ($263 million in assets).

There were no accounts for which advisory fee is based on performance.

CONFLICTS OF INTEREST

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     Tom Allen is the portfolio manager of FMR(SM) Diversified Mid Cap and receives compensation for his services. As of December 31, 2004, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the S&P Mid Cap 400 Index and the pre-tax investment performance of the equity assets of the fund within the Lipper MidCap Objective. The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple [(e.g., one-, three-, and five-year)] measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2004, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                           DOLLAR RANGE OF
PORTFOLIO MANAGER                          FUND SHARES OWNED
-----------------                          -----------------
Tom Allen                                  None



PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated, as of June 30, 2005. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

       STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

                                                                                 ING FMR(SM)
                                                             ING AIM MID CAP      DIVERSIFIED                       PRO FORMA
                                                            GROWTH PORTFOLIO   MID CAP PORTFOLIO   ADJUSTMENTS       COMBINED
                                                            ----------------   -----------------   -----------    -------------
ASSETS:
Investments in securities at value+*                          $ 222,820,139      $ 285,292,746                    $ 508,112,885
Short-term investments**                                          4,696,654                  -                        4,696,654
Short-term investments at amortized cost                         55,015,815         42,367,558                       97,383,373
Cash                                                                      -          8,925,006                        8,925,006
Foreign currencies at value***                                            -            536,985                          536,985
Receivables:
    Investment securities sold                                    4,579,493          1,857,478                        6,436,971
    Dividends and interest                                           51,709            126,539                          178,248
Reimbursement due from manager                                        4,221                  -                            4,221
                                                              -------------      -------------      ---------     -------------
    Total assets                                                287,168,031        339,106,312                      626,274,343
                                                              -------------      -------------      ---------     -------------

LIABILITIES:
Payable for investment securities purchased                       5,269,889          2,343,155                        7,613,044
Payable upon receipt of securities loaned                        55,015,815         42,367,558                       97,383,373
Payable to custodian due to bank overdraft                               36                  -                               36
Payable to affiliates                                               167,514            241,510                          409,024
Payable to trustees                                                       -                828                              828
                                                              -------------      -------------      ---------     -------------
    Total liabilities                                            60,453,254         44,953,051                      105,406,305
                                                              -------------      -------------      ---------     -------------
NET ASSETS                                                    $ 226,714,777      $ 294,153,261                    $ 520,868,038
                                                              =============      =============      =========     =============

NET ASSETS WERE COMPRISED OF:
Paid-in capital                                               $ 331,865,809      $ 223,642,232                    $ 555,508,041
Undistributed net investment income (accumulated
  net investment loss)                                              721,878           (326,610)                         395,268
Accumulated net realized loss on investments and
  foreign currency related transactions and futures            (132,593,079)        42,763,463                      (89,829,616)
Net unrealized appreciation on investments and
  foreign currency related transactions and futures              26,720,169         28,074,176                       54,794,345
                                                              -------------      -------------      ---------     -------------
NET ASSETS                                                    $ 226,714,777      $ 294,153,261      $       -     $ 520,868,038
                                                              =============      =============      =========     =============

----
+   Including securities loaned at value                      $  53,077,948      $  41,060,637                    $  94,138,585
*   Cost of investments in securities                         $ 196,087,563      $ 257,229,313                    $ 453,316,876
**  Cost of short-term investments                            $   4,710,057      $           -                    $   4,710,057
*** Cost of foreign currencies                                $           -      $     526,386                    $     526,386

Class A
    Net assets                                                $   6,743,246      $  14,011,197                    $  20,754,443
    Shares authorized                                             unlimited          unlimited                        unlimited
    Par value                                                 $       0.001      $       0.001                    $       0.001
    Shares outstanding                                              479,815          1,114,433         56,641(A)      1,650,889
    Net asset value and redemption price per share            $       14.05      $       12.57                    $       12.57

Class S
    Net assets                                                $ 219,971,531      $ 280,142,064                    $ 500,113,595
    Shares authorized                                             unlimited          unlimited                        unlimited
    Par value                                                 $       0.001      $       0.001                    $       0.001
    Shares outstanding                                           15,581,377         22,240,870      1,876,681(A)     39,698,928
    Net asset value and redemption price per share            $       14.12      $       12.60                    $       12.60

(A) Reflects new shares issued, net of retired shares of ING AIM Mid Cap Growth Portfolio (Calculation: Net Assets/ NAV per share)

                 See Accompanying Notes to Financial Statements

                       STATEMENT OF OPERATIONS (UNAUDITED)

                                                                   ING FMR(SM)
                                              ING AIM MID CAP     DIVERSIFIED       PRO FORMA                            PRO FORMA
                                              GROWTH PORTFOLIO  MID CAP PORTFOLIO  COMBINED FOR                        COMBINED FOR
                                               FOR THE TWELVE    FOR THE TWELVE     THE TWELVE                          THE TWELVE
                                                MONTHS ENDED      MONTHS ENDED     MONTHS ENDED                        MONTHS ENDED
                                               JUNE 30, 2005     JUNE 30, 2005    JUNE 30, 2005  ADJUSTMENTS          JUNE 30, 2005
                                              ----------------  ----------------  -------------  -----------          -------------
INVESTMENT INCOME:
 Dividends, net of foreign taxes withheld*     $    848,762      $  1,701,890     $  2,550,652                        $  2,550,652
 Interest                                           162,040           155,758          317,798                             317,798
 Securities lending income                           91,009            77,952          168,961                             168,961
                                               -------------     -------------    -------------                       -------------
      Total investment income                     1,101,811         1,935,600        3,037,411                           3,037,411
                                               -------------     -------------    -------------                       -------------

EXPENSES:
 Unified Fees                                     1,465,677         1,823,294        3,288,971    (248,034)      (A)     3,040,937
 Distribution and service fees                                                                                                   -
    Class S2                                         22,748            37,275           60,023                              60,023
    Class S                                         546,158           584,440        1,130,598                           1,130,598
 Investment management fees                               -                 -                -                                   -
 Transfer agent fees                                      -                 -                -                                   -
 Administrative service fees                              -                 -                -                                   -
 Shareholder reporting expense                            -                 -                -                                   -
 Professional fees                                        -                 -                -                                   -
 Custody and accounting expense                           -                 -                -                                   -
 Trustee fees and expenses                           19,306            18,708           38,014                              38,014
 Miscellaneous expense                                    -                 -                -                                   -
                                               -------------     -------------    -------------  ----------           -------------
    Total expenses                                2,053,889         2,463,717        4,517,606    (248,034)  -0.05%      4,269,572
    Brokerage commission recapture                  (80,421)                -          (80,421)                            (80,421)
                                               -------------     -------------    -------------  ----------           -------------
    Net expenses                                  1,973,468         2,463,717        4,437,185    (248,034)              4,189,151
                                               -------------     -------------    -------------  ----------           -------------
 Net investment income                             (871,657)         (528,117)      (1,399,774)    248,034    0.05%     (1,151,740)
                                               -------------     -------------    -------------  ----------           -------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS:
 Net realized gain (loss) on:
    Investments                                    (896,934)       24,193,080       23,296,146                          23,296,146
    Foreign currency related transactions              (584)           35,944           35,360                              35,360
    Futures, options and swaps                      (77,756)                -          (77,756)                            (77,756)
                                               -------------     -------------    -------------  ----------           -------------
    Net realized gain on investments and
      foreign currency related transactions        (975,274)       24,229,024       23,253,750           -              23,253,750
                                               -------------     -------------    -------------  ----------           -------------
 Net change in unrealized appreciation or
   depreciation on:
    Investments                                  16,247,588        18,787,769       35,035,357                          35,035,357
    Foreign currency related transactions               996            11,360           12,356                              12,356
                                               -------------     -------------    -------------  ----------           -------------
    Net change in unrealized appreciation or
     depreciation on investments and foreign
     currency related transactions               16,248,584        18,799,129       35,047,713           -              35,047,713
                                               -------------     -------------    -------------  ----------           -------------
            Net realized and unrealized gain
              on investments and foreign
              currency related transactions      15,273,310        43,028,153       58,301,463           -              58,301,463
                                               -------------     -------------    -------------  ----------           -------------
   INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                          $ 14,401,653      $ 42,500,036     $ 56,901,689   $ 248,034            $ 57,149,723
                                               =============     =============    =============  ==========           =============
--------
*  Foreign taxes                               $      4,140      $     89,129     $     93,269                        $     93,269

(A)  Reflects effects of new contractual rates.

                 See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 (UNAUDITED)

                ING FMR                                                                      ING AIM       ING FMR
   ING AIM    DIVERSIFIED                                                                     MIDCAP     DIVERSIFIED
MIDCAP GROWTH   MIDCAP                                                                        GROWTH        MIDCAP
  PORTFOLIO    PORTFOLIO        PRO FORMA                                                   PORTFOLIO     PORTFOLIO      PRO FORMA
------------- -----------       ---------                                                   ---------    -----------     ---------
                Shares                                                                                      Value
---------------------------------------------------------------------------------         ------------------------------------------
COMMON STOCK: 97.5%
                                                   ADVERTISING: 0.9%
          -        14,000      14,000 @, @@        Clear Media Ltd.                       $          -  $     12,157   $     12,157
     18,000           400      18,400 @, L         Getty Images, Inc.                        1,336,680        29,704      1,366,384
          -        17,800      17,800 @, @@        JC Decaux SA                                      -       450,517        450,517
     29,000         9,000      38,000              Omnicom Group, Inc.                       2,315,940       718,740      3,034,680
                                                                                          ------------- -------------  -------------
                                                                                             3,652,620     1,211,118      4,863,738
                                                                                          ------------- -------------  -------------
                                                   AEROSPACE/DEFENSE: 0.9%
          -         9,600       9,600              DRS Technologies, Inc.                            -       492,288        492,288
          -        16,400      16,400 @            Esterline Technologies Corp.                      -       657,312        657,312
     32,300        14,200      46,500              L-3 Communications Holdings,
                                                   Inc.                                      2,473,534     1,087,436      3,560,970
                                                                                          ------------- -------------  -------------
                                                                                             2,473,534     2,237,036      4,710,570
                                                                                          ------------- -------------  -------------
                                                   AGRICULTURE: 0.6
          -        27,600      27,600 L            Bunge Ltd.                                        -     1,749,840      1,749,840
          -       342,000     342,000 @@           Chaoda Modern Agriculture                         -       134,760        134,760
          -        18,500      18,500              Monsanto Co.                                      -     1,163,095      1,163,095
                                                                                          ------------- -------------  -------------
                                                                                                     -     3,047,695      3,047,695
                                                                                          ------------- -------------  -------------
                                                   AIRLINES: 0.1%
          -        17,500      17,500 @, @@        ACE Aviation Holdings Inc                         -       569,379        569,379
                                                                                          ------------- -------------  -------------
                                                                                                     -       569,379        569,379
                                                                                          ------------- -------------  -------------
                                                   APPAREL: 1.6%
     92,500             -      92,500 @            Coach, Inc.                               3,105,225             -      3,105,225
          -        20,687      20,687 @, L         Columbia Sportswear Co.                           -     1,021,731      1,021,731
     54,000             -      54,000              Polo Ralph Lauren Corp.                   2,327,940             -      2,327,940
          -        76,000      76,000 @            Quiksilver, Inc.                                  -     1,214,480      1,214,480
          -        77,854      77,854 @@           Ted Baker PLC                                     -       697,783        697,783
                                                                                          ------------- -------------  -------------
                                                                                             5,433,165     2,933,994      8,367,159
                                                                                          ------------- -------------  -------------
                                                   AUTO MANUFACTURERS: 0.0%
          -           570         570 @@           Hyundai Motor Co.                                 -        31,430         31,430
                                                                                          ------------- -------------  -------------
                                                                                                     -        31,430         31,430
                                                                                          ------------- -------------  -------------
                                                   AUTO PARTS AND EQUIPMENT: 0.9%
     49,000             -      49,000 @@           Autoliv, Inc.                             2,146,200             -      2,146,200
          -        11,900      11,900              BorgWarner, Inc.                                  -       638,673        638,673
          -     2,940,000   2,940,000 @@           Geely Automobile Holdings Ltd.                    -       189,109        189,109
          -       123,764     123,764 @, L         IMPCO Technologies, Inc.                          -       595,305        595,305
          -       322,000     322,000 @, @@        New Focus Auto Tech Holdings
                                                   Ltd                                               -        41,838         41,838
          -        67,010      67,010 @@           Nokian Renkaat OYJ                                -     1,222,464      1,222,464
                                                                                          ------------- -------------  -------------
                                                                                             2,146,200     2,687,389      4,833,589
                                                                                          ------------- -------------  -------------
                                                   BANKS: 2.0%
          -         3,500       3,500 @@, L        Banco Itau Holding Financeira
                                                   SA ADR                                            -       323,750        323,750
          -        24,000      24,000 @@           Banco Pastor SA                                   -       958,752        958,752
          -        20,836      20,836 @@           Bank Austria Creditanstalt AG                     -     2,168,632      2,168,632
          -       172,000     172,000 @@           Bank of Yokohama Ltd.                             -       989,038        989,038
          -         8,100       8,100 L            Boston Private Financial
                                                   Holdings, Inc.                                    -       204,120        204,120
          -            15          15 @@           Capitalia S.p.A.                                  -            84             84
          -         3,000       3,000              Center Financial Corp.                            -        74,490         74,490
          -        15,900      15,900              Colonial BancGroup, Inc.                          -       350,754        350,754
          -        12,900      12,900              Commerce Bancorp, Inc.                            -       390,999        390,999
          -         6,200       6,200 @@, L        HDFC Bank Ltd.                                    -       288,362        288,362
          -       106,000     106,000 @@           Hiroshima Bank Ltd.                               -       482,081        482,081
          -         5,100       5,100 @@           ICICI Bank Ltd. ADR                               -       111,435        111,435
          -         1,600       1,600 L            PrivateBancorp, Inc.                              -        56,608         56,608
     90,000             -      90,000 @            Signature Bank                            2,196,000             -      2,196,000
          -       179,000     179,000 @@           The Bank of Fukuoka Ltd.                          -     1,056,752      1,056,752
          -        33,000      33,000 @@           The Bank of Juroku Ltd.                           -       177,997        177,997
          -        70,000      70,000 @@           The Bank of Keiyo Ltd.                            -       356,704        356,704
          -         7,098       7,098              Wintrust Financial Corp.                          -       371,580        371,580
                                                                                          ------------- -------------  -------------
                                                                                             2,196,000     8,362,138     10,558,138
                                                                                          ------------- -------------  -------------
                                                   BEVERAGES: 0.1%
          -         5,431       5,431 @            Green Mountain Coffee
                                                   Roasters, Inc.                                    -       184,274        184,274
          -        10,900      10,900 @@           Grupo Modelo SA                                   -        33,973         33,973
          -        21,500      21,500 @, L         Jones Soda Co.                                    -       129,000        129,000
                                                                                          ------------- -------------  -------------
                                                                                                     -       347,247        347,247
                                                                                          ------------- -------------  -------------
                                                   BIOTECHNOLOGY: 4.6%
          -        15,053      15,053 @, L         Affymetrix, Inc.                                  -       811,808        811,808
          -         5,600       5,600 @, L         Bio-Rad Laboratories, Inc.                        -       331,576        331,576
     47,000        22,604      69,604 @            Charles River Laboratories
                                                   Intl., Inc.                               2,267,750     1,090,643      3,358,393
          -         1,700       1,700 @            Genentech, Inc.                                   -       136,476        136,476
          -       203,700     203,700 @            Harvard Bioscience, Inc.                          -       639,618        639,618
          -         9,100       9,100 @, L         Immunogen, Inc.                                   -        52,689         52,689
     14,000       103,570     117,570 @, L         Invitrogen Corp.                          1,166,060     8,626,346      9,792,406
     33,000         9,500      42,500 @, L         Martek Biosciences Corp.                  1,252,350       360,525      1,612,875
          -        40,000      40,000 @, L         Millipore Corp.                                   -     2,269,200      2,269,200
          -       350,400     350,400 @, @@, L     Qiagen NV                                         -     4,043,616      4,043,616

                ING FMR                                                                      ING AIM       ING FMR
   ING AIM    DIVERSIFIED                                                                     MIDCAP     DIVERSIFIED
MIDCAP GROWTH   MIDCAP                                                                        GROWTH        MIDCAP
  PORTFOLIO    PORTFOLIO        PRO FORMA                                                   PORTFOLIO     PORTFOLIO      PRO FORMA
------------- -----------       ---------                                                   ---------    -----------     ---------
                Shares                                                                                      Value
---------------------------------------------------------------------------------         ------------------------------------------
          -        96,400      96,400 @            Stratagene Corp.                                  -       837,716        837,716
          -        70,700      70,700 @            Strategic Diagnostics, Inc.                       -       242,501        242,501
                                                                                          ------------- -------------  -------------
                                                                                             4,686,160    19,442,714     24,128,874
                                                                                          ------------- -------------  -------------
                                                   BUILDING MATERIALS: 0.1%
          -         6,700       6,700              Florida Rock Industries, Inc.                     -       491,445        491,445
                                                                                          ------------- -------------  -------------
                                                                                                     -       491,445        491,445
                                                                                          ------------- -------------  -------------
                                                   CHEMICALS: 1.8%
          -        40,300      40,300              Airgas, Inc.                                      -       994,201        994,201
          -         5,652       5,652 @, L         Cabot Microelectronics Corp.                      -       163,851        163,851
    150,000             -     150,000 @, L         Celanese Corp.                            2,383,500             -      2,383,500
          -        63,600      63,600 @, L         Crompton Corp.                                    -       899,940        899,940
          -        28,400      28,400              Ecolab, Inc.                                      -       919,024        919,024
          -         3,800       3,800 @@           K+S AG                                            -       209,722        209,722
     43,700             -      43,700              Lyondell Chemical Co.                     1,154,554             -      1,154,554
          -        11,800      11,800 @@           Nitto Denko Corp.                                 -       672,954        672,954
          -        22,500      22,500 L            Olin Corp.                                        -       410,400        410,400
          -         5,100       5,100              Praxair, Inc.                                     -       237,660        237,660
          -         2,900       2,900 @@, L        Sinopec Shanghai
                                                   Petrochemical Co., Ltd. ADR                       -       100,050        100,050
          -        87,000      87,000 @@           Tokuyama Corp                                     -       617,032        617,032
          -       193,000     193,000 @@           Tosoh Corp.                                       -       797,811        797,811
                                                                                          ------------- -------------  -------------
                                                                                             3,538,054     6,022,645      9,560,699
                                                                                          ------------- -------------  -------------
                                                   COAL: 1.3%
          -        13,000      13,000 L            Arch Coal, Inc.                                   -       708,110        708,110
          -        60,300      60,300 L            Consol Energy, Inc.                               -     3,230,874      3,230,874
          -         2,700       2,700 @@           Fording Canadian Coal Trust                       -       247,294        247,294
          -        30,800      30,800              Massey Energy Co.                                 -     1,161,776      1,161,776
          -        29,800      29,800              Peabody Energy Corp.                              -     1,550,792      1,550,792
                                                                                          ------------- -------------  -------------
                                                                                                     -     6,898,846      6,898,846
                                                                                          ------------- -------------  -------------
                                                   COMMERCIAL SERVICES: 4.6%
          -        84,700      84,700 @, L         Albany Molecular Research,
                                                   Inc.                                              -     1,185,800      1,185,800
     79,000             -      79,000 @, L         Alliance Data Systems Corp.               3,204,240             -      3,204,240
          -        54,743      54,743 @, L         Bright Horizons Family
                                                   Solutions, Inc.                                   -     2,229,135      2,229,135
     64,000             -      64,000 @, L         Career Education Corp.                    2,343,040             -      2,343,040
     57,100        17,300      74,400 @            ChoicePoint, Inc.                         2,286,855       692,865      2,979,720
     32,000             -      32,000              Corporate Executive Board Co.             2,506,560             -      2,506,560
     63,000             -      63,000 @            Corrections Corp. of America              2,472,750             -      2,472,750
          -           366         366 @@           Fullcast Co. Ltd.                                 -       922,384        922,384
          -        12,000      12,000 @, @@        Icon PLC ADR                                      -       416,400        416,400
     40,000             -      40,000 @, L         Iron Mountain Inc.                        1,240,800             -      1,240,800
          -        21,800      21,800              Maximus, Inc.                                     -       769,322        769,322
          -         7,000       7,000              Moody's Corp.                                     -       314,720        314,720
          -        41,500      41,500 @            Pharmaceutical Product
                                                   Development, Inc.                                 -     1,944,690      1,944,690
          -        26,475      26,475 @            Princeton Review, Inc.                            -       154,349        154,349
          -        34,617      34,617 @, L         Proxymed, Inc.                                    -       271,397        271,397
          -         6,100       6,100 @@           Randstad Holdings NV                              -       210,402        210,402
          -           808         808 @@           SGS Societe Generale
                                                   Surveillance Holdings SA                          -       553,876        553,876
          -        10,500      10,500 @@           TIS, Inc.                                         -       357,274        357,274
                                                                                          ------------- -------------  -------------
                                                                                            14,054,245    10,022,614     24,076,859
                                                                                          ------------- -------------  -------------
                                                   COMPUTERS: 2.2%
          -        10,800      10,800 @, L         Affiliated Computer Services,
                                                   Inc.                                              -       551,880        551,880
          -        26,100      26,100 @            Anteon Intl. Corp.                                -     1,190,682      1,190,682
          -        78,349      78,349 @            Apple Computer, Inc.                              -     2,884,028      2,884,028
     48,000             -      48,000 @            Cognizant Technology
                                                   Solutions Corp.                           2,262,240             -      2,262,240
          -        50,100      50,100 @            Icad Inc                                          -       223,947        223,947
          -             6           6 @@           NET One Systems Co. Ltd.                          -        15,409         15,409
          -         4,000       4,000 @@           Obic Co. Ltd.                                     -       677,813        677,813
     45,800             -      45,800 @, L         palmOne, Inc.                             1,363,466             -      1,363,466
          -        48,600      48,600 @, L         Sandisk Corp.                                     -     1,153,278      1,153,278
          -        19,092      19,092 @            SI Intl., Inc.                                    -       571,996        571,996
          -        31,100      31,100 @            Synopsys, Inc.                                    -       518,437        518,437
          -         1,200       1,200 @, @@        Xyratex Ltd                                       -        18,612         18,612
                                                                                          ------------- -------------  -------------
                                                                                             3,625,706     7,806,082     11,431,788
                                                                                          ------------- -------------  -------------
                                                   COSMETICS/PERSONAL CARE: 0.8%
          -        75,300      75,300              Avon Products, Inc.                               -     2,850,105      2,850,105
          -       286,000     286,000              Beauty China Holdings Ltd                         -       163,688        163,688
          -         1,900       1,900 @@, #        Kalina ADR                                        -        54,340         54,340
          -           110         110 @@           Kose Corp.                                        -         3,794          3,794
          -        17,600      17,600 @@           Natura Cosmeticos SA                              -       554,421        554,421
          -        22,000      22,000 @@, L        Shiseido Co. Ltd. ADR                             -       277,952        277,952
                                                                                          ------------- -------------  -------------
                                                                                                     -     3,904,300      3,904,300
                                                                                          ------------- -------------  -------------
                                                   DISTRIBUTION/WHOLESALE: 0.8%
          -        41,301      41,301 L            CDW Corp.                                         -     2,357,874      2,357,874
          -        72,695      72,695 @            LKQ Corp.                                         -     1,973,669      1,973,669
                                                                                          ------------- -------------  -------------
                                                                                                           4,331,543      4,331,543
                                                                                          ------------- -------------  -------------
                                                   DIVERSIFIED FINANCIAL
                                                   SERVICES: 1.6%
    116,900             -     116,900 @, L         CapitalSource, Inc.                       2,294,747             -      2,294,747
      9,000             -       9,000 L            Chicago Mercantile Exchange
                                                   Holdings, Inc.                            2,659,500                    2,659,500
          -        11,000      11,000 @@, L        Doral Financial Corp.                             -       181,940        181,940
     23,000             -      23,000 L            Legg Mason, Inc.                          2,394,530             -      2,394,530
          -        26,000      26,000 @@           Mitsubishi Securities Co. Ltd.                    -       228,964        228,964
          -        20,200      20,200 @, @@, #     TSX Group, Inc.                                   -       602,141        602,141
                                                                                          ------------- -------------  -------------
                                                                                             7,348,777     1,013,045      8,361,822
                                                                                          ------------- -------------  -------------

                ING FMR                                                                      ING AIM       ING FMR
   ING AIM    DIVERSIFIED                                                                     MIDCAP     DIVERSIFIED
MIDCAP GROWTH   MIDCAP                                                                        GROWTH        MIDCAP
  PORTFOLIO    PORTFOLIO        PRO FORMA                                                   PORTFOLIO     PORTFOLIO      PRO FORMA
------------- -----------       ---------                                                   ---------    -----------     ---------
                Shares                                                                                      Value
---------------------------------------------------------------------------------         ------------------------------------------
                                                   ELECTRIC: 0.3%
          -        88,700      88,700 @            AES Corp.                                         -     1,452,906      1,452,906
                                                                                          ------------- -------------  -------------
                                                                                                     -     1,452,906      1,452,906
                                                                                          ------------- -------------  -------------
                                                   ELECTRICAL COMPONENTS AND
                                                   EQUIPMENT: 0.2%
          -        32,400      32,400              C&D Technologies, Inc.                            -       297,756        297,756
          -        13,710      13,710 @@           LG Electronics, Inc.                              -       862,819        862,819
                                                                                          ------------- -------------  -------------
                                                                                                           1,160,575      1,160,575
                                                                                          ------------- -------------  -------------
                                                   ELECTRONICS: 4.6%
     32,000             -      32,000              Amphenol Corp.                            1,285,440             -      1,285,440
     64,000             -      64,000 @            Benchmark Electronics, Inc.               1,946,880             -      1,946,880
     44,100             -      44,100 @, L         Cogent Inc.                               1,259,055             -      1,259,055
          -       103,000     103,000 @@           Elec & Eltek Intl. Co. Ltd.                       -       261,620        261,620
     36,000             -      36,000 @, L         Fisher Scientific Intl., Inc.             2,336,400             -      2,336,400
          -            34          34 @@, L        Garmin Ltd.                                       -         1,454          1,454
          -        46,600      46,600              Gentex Corp.                                      -       848,120        848,120
          -       729,899     729,899 @@           HON HAI Precision Industry
                                                   Co., Ltd.                                         -     3,790,416      3,790,416
          -        53,800      53,800 @, L         Kemet Corp.                                       -       338,940        338,940
          -         1,000       1,000 @@           Keyence Corp.                                     -       223,129        223,129
          -         7,500       7,500              Measurement Specialties, Inc.                     -       174,075        174,075
          -        14,200      14,200 @, @@        Mettler Toledo Intl., Inc.                        -       661,436        661,436
    121,000             -     121,000              PerkinElmer, Inc.                         2,286,900             -      2,286,900
          -       277,950     277,950              Symbol Technologies, Inc.                         -     2,743,367      2,743,367
          -        17,000      17,000              Thermo Electron Corp.                             -       456,790        456,790
          -        95,800      95,800 @            Vishay Intertechnology, Inc.                      -     1,137,146      1,137,146
     58,000        17,400      75,400 @            Waters Corp.                              2,155,860       646,758      2,802,618
          -        41,800      41,800              Watts Industries, Inc.                            -     1,399,882      1,399,882
                                                                                          ------------- -------------  -------------
                                                                                            11,270,535    12,683,133     23,953,668
                                                                                          ------------- -------------  -------------
                                                   ENGINEERING AND
                                                   CONSTRUCTION: 0.7%
          -        40,200      40,200 @@           Chicago Bridge & Iron Co. NV                      -       918,972        918,972
          -         9,600       9,600 @, L         Dycom Industries, Inc.                            -       190,176        190,176
          -        28,297      28,297 @, L         Foster Wheeler Ltd.                               -       556,319        556,319
          -        27,100      27,100 @, L         Jacobs Engineering Group, Inc.                    -     1,524,646      1,524,646
          -        26,800      26,800 @, L         Shaw Group, Inc.                                  -       576,468        576,468
                                                                                          ------------- -------------  -------------
                                                                                                     -     3,766,581      3,766,581
                                                                                          ------------- -------------  -------------
                                                   ENTERTAINMENT: 0.1%
          -        19,427      19,427 @, L         Macrovision Corp.                                 -       437,885        437,885
                                                                                          ------------- -------------  -------------
                                                                                                     -       437,885        437,885
                                                                                          ------------- -------------  -------------
                                                   ENVIRONMENTAL CONTROL: 0.2%
          -        10,600      10,600 @, @@        Bennett Environmental, Inc.                       -        32,281         32,281
          -        14,209      14,209 @, L         Stericycle, Inc.                                  -       714,997        714,997
          -        25,200      25,200 @, @@        Zenon Environmental, Inc.                         -       508,609        508,609
                                                                                          ------------- -------------  -------------
                                                                                                     -     1,255,887      1,255,887
                                                                                          ------------- -------------  -------------
                                                   FOOD: 2.0%
          -             6           6 @, @@        Barry Callebaut AG                                -         1,523          1,523
          -        24,100      24,100              Corn Products Intl., Inc.                         -       572,616        572,616
          -        53,493      53,493 @@           Glanbia PLC                                       -       181,332        181,332
          -        13,300      13,300 @@           Groupe Danone                                     -     1,165,769      1,165,769
          -        37,400      37,400 @@           Groupe Danone ADR                                 -       654,500        654,500
          -       616,000     616,000 @@           Heng Tai Consumables Group Ltd                    -       117,048        117,048
          -        21,500      21,500              Hershey Foods Corp.                               -     1,335,149      1,335,149
          -         1,600       1,600 @@           Iaws Group PLC                                    -        22,466         22,466
          -     5,290,000   5,290,000 @@           Indofood Sukses Makmur Tbk PT                     -       595,786        595,786
          -           215         215 @@           Lindt & Spruengli AG                              -       680,722        680,722
          -        33,400      33,400              McCormick & Co., Inc.                             -     1,091,512      1,091,512
          -        14,300      14,300 @@           Metro AG                                          -       708,413        708,413
          -       881,000     881,000 @@           People's Food Holdings Ltd.                       -       452,391        452,391
          -        56,227      56,227 @            Poore Brothers Inc                                -       251,335        251,335
          -         4,700       4,700 @            Smithfield Foods, Inc.                            -       128,169        128,169
     38,100             -      38,100 @            TreeHouse Foods, Inc.                     1,086,231                    1,086,231
          -         3,300       3,300              Whole Foods Market, Inc.                          -       390,390        390,390
          -         6,400       6,400 @, @@        Wimm-Bill-Dann Foods OJSC ADR                     -       105,152        105,152
          -         9,100       9,100              Wm. Wrigley Jr. Co.                               -       626,444        626,444
                                                                                          ------------- -------------  -------------
                                                                                             1,086,231     9,080,717     10,166,948
                                                                                          ------------- -------------  -------------
                                                   FOREST PRODUCTS AND
                                                   PAPER: 0.2%
          -           600         600 @, @@        International Forest Products                     -         3,248          3,248
          -       628,000     628,000 @@           Lee & Man Paper Manufacturing
                                                   Ltd.                                              -       531,413        531,413
          -         9,000       9,000              Plum Creek Timber Co., Inc.                       -       326,700        326,700
          -       169,400     169,400 @, @@        Sino-Forest Corp.                                 -       381,731        381,731
                                                                                          ------------- -------------  -------------
                                                                                                     -     1,243,092      1,243,092
                                                                                          ------------- -------------  -------------
                                                   GAS: 0.1%
          -       111,900     111,900 @, L         SEMCO Energy, Inc.                                -       670,281        670,281
                                                                                          ------------- -------------  -------------
                                                                                                     -       670,281        670,281
                                                                                          ------------- -------------  -------------
                                                   HAND/MACHINE TOOLS: 0.1%
          -         9,100       9,100              Baldor Electric Co.                               -       221,312        221,312
                                                                                          ------------- -------------  -------------
                                                                                                     -       221,312        221,312
                                                                                          ------------- -------------  -------------
                                                   HEALTHCARE-PRODUCTS: 3.8%
          -        47,930      47,930              Beckman Coulter, Inc.                             -     3,046,909      3,046,909
          -         7,100       7,100 L            Biolase Technology, Inc.                          -        44,872         44,872
     67,000             -      67,000 L            Biomet, Inc.                              2,320,880             -      2,320,880

                ING FMR                                                                      ING AIM       ING FMR
   ING AIM    DIVERSIFIED                                                                     MIDCAP     DIVERSIFIED
MIDCAP GROWTH   MIDCAP                                                                        GROWTH        MIDCAP
  PORTFOLIO    PORTFOLIO        PRO FORMA                                                   PORTFOLIO     PORTFOLIO      PRO FORMA
------------- -----------       ---------                                                   ---------    -----------     ---------
                Shares                                                                                      Value
---------------------------------------------------------------------------------         ------------------------------------------
          -         1,700       1,700 @            Bruker BioSciences Corp                           -         6,783          6,783
     31,500             -      31,500              Cooper Cos., Inc.                         1,917,090             -      1,917,090
          -         9,750       9,750 @, L         Endocare, Inc.                                    -        40,268         40,268
          -        11,800      11,800 @, L         Epix Medical, Inc.                                -       104,430        104,430
     16,000         1,500      17,500 @            Gen-Probe, Inc.                             579,680        54,345        634,025
          -     1,142,000   1,142,000 @@           Hengan Intl. Group Co. Ltd.                       -       790,881        790,881
     34,500             -      34,500 @, L         Henry Schein, Inc.                        1,432,440             -      1,432,440
          -         6,300       6,300 @, L         Idexx Laboratories, Inc.                          -       392,679        392,679
     20,000             -      20,000 @            Inamed Corp.                              1,339,400             -      1,339,400
     37,200         2,400      39,600 @            Kinetic Concepts, Inc.                    2,232,000       144,000      2,376,000
          -        10,200      10,200 @            Lifeline Systems, Inc.                            -       327,624        327,624
     28,000             -      28,000              Mentor Corp.                              1,161,440             -      1,161,440
          -        28,950      28,950              Meridian Bioscience, Inc.                         -       548,603        548,603
          -        47,100      47,100 L            Oakley Inc                                        -       802,113        802,113
          -         7,200       7,200 @            Orthologic Corp.                                  -        27,864         27,864
          -         4,553       4,553 @@           Synthes Inc                                       -       499,119        499,119
     58,000             -      58,000 @, L         Varian Medical Systems, Inc.              2,165,140             -      2,165,140
                                                                                          ------------- -------------  -------------
                                                                                            13,148,070     6,830,490     19,978,560
                                                                                          ------------- -------------  -------------
                                                   HEALTHCARE-SERVICES: 2.9%
          -        27,800      27,800              Aetna, Inc.                                       -     2,302,396      2,302,396
     22,000             -      22,000 @, L         AMERIGROUP Corp.                            884,400             -        884,400
     64,000         9,700      73,700 @            Community Health Systems, Inc.            2,418,560       366,563      2,785,123
          -        60,800      60,800 @            Covance, Inc.                                     -     2,728,096      2,728,096
          -            50          50 @            Coventry Health Care, Inc.                        -         3,538          3,538
     49,800             -      49,800 @            DaVita, Inc.                              2,264,904             -      2,264,904
          -        27,600      27,600 @            Humana, Inc.                                      -     1,096,824      1,096,824
          -            43          43 @            Molina Healthcare, Inc.                           -         1,903          1,903
          -        63,400      63,400 @            Res-Care, Inc.                                    -       859,704        859,704
          -        21,700      21,700 @, L         Sunrise Senior Living, Inc.                       -     1,171,366      1,171,366
          -         6,500       6,500 @            Triad Hospitals, Inc.                             -       355,160        355,160
          -        20,200      20,200 @, L         VistaCare, Inc.                                   -       373,094        373,094
                                                                                          ------------- -------------  -------------
                                                                                             5,567,864     9,258,644     14,826,508
                                                                                          ------------- -------------  -------------
                                                   HOLDING COMPANIES-
                                                   DIVERSIFIED: 0.1%
          -       407,000     407,000 @@           GOME Electrical Appliances
                                                   Holdings Ltd.                                     -       350,803        350,803
                                                                                          ------------- -------------  -------------
                                                                                                     -       350,803        350,803
                                                                                          ------------- -------------  -------------
                                                   HOME BUILDERS: 0.6%
     31,000             -      31,000              Pulte Homes, Inc.                         2,611,750             -      2,611,750
          -        62,000      62,000 @@           Sekisui House Ltd.                                -       623,675        623,675
                                                                                          ------------- -------------  -------------
                                                                                             2,611,750       623,675      3,235,425
                                                                                          ------------- -------------  -------------
                                                   HOME FURNISHINGS: 0.6%
          -            24          24 @@           Alba PLC                                          -           160            160
     19,000             -      19,000              Harmin Intl. Industries, Inc.             1,545,840             -      1,545,840
          -         2,656       2,656 @@           Rational AG                                       -       284,319        284,319
     52,000             -      52,000 @, L         Tempur-Pedec International,
                                                   Inc.                                      1,153,360             -      1,153,360
                                                                                          ------------- -------------  -------------
                                                                                             2,699,200       284,479      2,983,679
                                                                                          ------------- -------------  -------------
                                                   HOUSEHOLD PRODUCTS/WARES: 0.7%
     12,500             -      12,500              Fortune Brands, Inc.                      1,110,000             -      1,110,000
     49,000             -      49,000 @, L         Jarden Corp.                              2,642,080             -      2,642,080
                                                                                          ------------- -------------  -------------
                                                                                             3,752,080             -      3,752,080
                                                                                          ------------- -------------  -------------
                                                   INSURANCE: 2.9%
          -        68,100      68,100              AFLAC, Inc.                                       -     2,947,368      2,947,368
          -        10,800      10,800              American Intl. Group, Inc.                        -       627,480        627,480
          -       152,000     152,000              Assurant, Inc.                                    -     5,487,199      5,487,199
          -         2,500       2,500 L            Brown & Brown, Inc.                               -       112,350        112,350
     14,000             -      14,000              CIGNA Corp.                               1,498,420             -      1,498,420
          -            50          50 L            MBIA, Inc.                                        -         2,966          2,966
          -         2,300       2,300              Mercury General Corp.                             -       125,396        125,396
          -         8,100       8,100              Ohio Casualty Corp.                               -       195,858        195,858
          -       342,500     342,500 @@           Ping An Insurance Group Co of
                                                   China Ltd                                         -       548,614        548,614
          -         6,300       6,300              Progressive Corp.                                 -       622,503        622,503
          -        16,000      16,000 L            Reinsurance Group Of America                      -       744,160        744,160
          -           200         200 @@, L        Scottish Re Group Ltd.                            -         4,848          4,848
          -         2,668       2,668 @            Universal American Financial
                                                   Corp.                                             -        60,350         60,350
          -        11,100      11,100 @, L         USI Holdings Corp.                                -       142,968        142,968
          -        60,750      60,750              WR Berkley Corp.                                  -     2,167,560      2,167,560
                                                                                          ------------- -------------  -------------
                                                                                             1,498,420    13,789,620     15,288,040
                                                                                          ------------- -------------  -------------
                                                   INTERNET: 2.4%
     27,900             -      27,900 @, L         Akamai Technologies, Inc.                   366,327             -        366,327
          -         3,301       3,301 @, L         Alloy, Inc.                                       -        16,967         16,967
          -        12,189      12,189 @, L         aQuantive, Inc.                                   -       215,989        215,989
     70,000             -      70,000 @, L         Digital River                             2,222,500             -      2,222,500
          -         7,400       7,400 @, L         eCollege.com, Inc.                                -        88,060         88,060
          -       116,828     116,828 @            Harris Interactive, Inc.                          -       568,952        568,952
          -        65,600      65,600 @            Lionbridge Technologies                           -       444,768        444,768
          -        27,200      27,200 @@, L        Matsui Securities Co. Ltd.                        -       290,358        290,358
          -        64,718      64,718              Netbank, Inc.                                     -       603,172        603,172
          -         4,300       4,300 @, L         Provide Commerce, Inc.                            -        92,837         92,837
          -           527         527 @@           Rakuten, Inc.                                     -       418,702        418,702
          -       255,922     255,922 @, L         RealNetworks, Inc.                                -     1,271,933      1,271,933
          -        56,600      56,600 @, L         RSA Security, Inc.                                -       649,768        649,768
          -         2,700       2,700 @, @@, L     Sohu.com, Inc.                                    -        59,184         59,184

                ING FMR                                                                      ING AIM       ING FMR
   ING AIM    DIVERSIFIED                                                                     MIDCAP     DIVERSIFIED
MIDCAP GROWTH   MIDCAP                                                                        GROWTH        MIDCAP
  PORTFOLIO    PORTFOLIO        PRO FORMA                                                   PORTFOLIO     PORTFOLIO      PRO FORMA
------------- -----------       ---------                                                   ---------    -----------     ---------
                Shares                                                                                      Value
---------------------------------------------------------------------------------         ------------------------------------------
          -        14,500      14,500 @            Trizetto Group                                    -       203,145        203,145
          -        55,600      55,600 @, L         ValueClick, Inc.                                  -       685,548        685,548
     74,000        18,200      92,200 @            VeriSign, Inc.                            2,128,240       523,432      2,651,672
          -        91,300      91,300 @, L         WebMD Corp.                                       -       937,651        937,651
          -           214         214 @, @@        Yahoo Japan Corp.                                 -       447,027        447,027
                                                                                          ------------- -------------  -------------
                                                                                             4,717,067     7,517,493     12,234,560
                                                                                          ------------- -------------  -------------
                                                   IRON/STEEL: 0.1%
          -       212,000     212,000 @@           Nippon Steel Corp.                                -       490,413        490,413
                                                                                          ------------- -------------  -------------
                                                                                                     -       490,413        490,413
                                                                                          ------------- -------------  -------------
                                                   LEISURE TIME: 0.7%
          -         2,600       2,600 @@           Beneteau SA                                       -       201,771        201,771
     33,000             -      33,000              Brunswick Corp.                           1,429,560             -      1,429,560
          -        25,700      25,700 L            Royal Caribbean Cruises Ltd.                      -     1,242,851      1,242,851
          -         9,300       9,300 @@           Sega Sammy Holdings Inc                           -       568,467        568,467
          -         4,600       4,600 @@           Trigano SA                                        -       399,995        399,995
                                                                                          ------------- -------------  -------------
                                                                                             1,429,560     2,413,084      3,842,644
                                                                                          ------------- -------------  -------------
                                                   LODGING: 1.4%
    125,000             -     125,000              Hilton Hotels Corp.                       2,981,250             -      2,981,250
     36,000             -      36,000 L            Starwood Hotels & Resorts
                                                   Worldwide, Inc.                           2,108,520             -      2,108,520
     36,000             -      36,000              Station Casinos, Inc.                     2,390,400             -      2,390,400
                                                                                          ------------- -------------  -------------
                                                                                             7,480,170             -      7,480,170
                                                                                          ------------- -------------  -------------
                                                   MACHINERY-CONSTRUCTION AND
                                                   MINING: 0.1%
          -        17,400      17,400 @            Terex Corp.                                       -       685,560        685,560
                                                                                          ------------- -------------  -------------
                                                                                                     -       685,560        685,560
                                                                                          ------------- -------------  -------------
                                                   MACHINERY-DIVERSIFIED: 1.8%
          -       116,600     116,600 @, L         AGCO Corp.                                        -     2,229,392      2,229,392
          -        99,400      99,400 @, L         Flowserve Corp.                                   -     3,007,844      3,007,844
          -        12,775      12,775 @, L         Gardner Denver, Inc.                              -       448,147        448,147
          -        12,100      12,100 @, @@        Heidelberger Druckmaschinen                       -       352,177        352,177
          -           200         200 @@           Krones AG                                         -        24,222         24,222
          -        56,100      56,100              Rockwell Automation, Inc.                         -     2,732,631      2,732,631
          -        13,000      13,000              Washington Air Break
                                                   Technologies Corp.                                -       279,240        279,240
                                                                                          ------------- -------------  -------------
                                                                                                     -     9,073,653      9,073,653
                                                                                          ------------- -------------  -------------
                                                   MEDIA: 0.5%
          -        25,400      25,400 @@           Astral Media, Inc.                                -       654,286        654,286
          -           100         100 @, @@        Modern Times Group AB                             -         3,056          3,056
          -         8,600       8,600 @            Salem Communications Corp.                        -       170,624        170,624
     41,200        26,800      68,000 @, L         Univision Communications, Inc.            1,135,060       738,340      1,873,400
                                                                                          ------------- -------------  -------------
                                                                                             1,135,060     1,566,306      2,701,366
                                                                                          ------------- -------------  -------------
                                                   MINING: 2.5%
          -        74,500      74,500 @@, L        Agnico-Eagle Mines Ltd.                           -       937,027        937,027
          -        31,100      31,100 @@           Cia de Minas Buenaventura
                                                   SA ADR                                            -       714,989        714,989
          -        82,200      82,200 L            Freeport-McMoRan Copper &
                                                   Gold, Inc.                                        -     3,077,568      3,077,568
          -         9,800       9,800 @@, L        Goldcorp, Inc.                                    -       155,600        155,600
          -        13,200      13,200 @            Golden Star Resources Ltd.                        -        40,954         40,954
          -        86,000      86,000 @@           Harmony Gold Mining Co. Ltd.                      -       742,872        742,872
          -       147,300     147,300 @, @@        High River Gold Mines Ltd.                        -       162,357        162,357
          -       278,200     278,200 @, @@        Kinross Gold Corp.                                -     1,697,020      1,697,020
          -       122,800     122,800              Newmont Mining Corp.                              -     4,792,884      4,792,884
          -        19,200      19,200 @@           Teck Cominco Ltd.                                 -       648,047        648,047
                                                                                          ------------- -------------  -------------
                                                                                                     -    12,969,318     12,969,318
                                                                                          ------------- -------------  -------------
                                                   MISCELLANEOUS
                                                   MANUFACTURING: 2.0%
     32,400             -      32,400              Cooper Industries Ltd.                    2,070,360             -      2,070,360
          -        15,100      15,100              Dover Corp.                                       -       549,338        549,338
          -        30,200      30,200              Harsco Corp.                                      -     1,647,410      1,647,410
     14,000             -      14,000 @@           Ingersoll-Rand Co. Ltd.                     998,900             -        998,900
     19,700             -      19,700 @@           ITT Industries, Inc.                      1,923,311             -      1,923,311
          -         5,500       5,500              Quixote Corp.                                     -       107,855        107,855
          -        15,100      15,100              Roper Industries, Inc.                            -     1,077,687      1,077,687
          -        29,400      29,400              Teleflex, Inc.                                    -     1,745,478      1,745,478
                                                                                          ------------- -------------  -------------
                                                                                             4,992,571     5,127,768     10,120,339
                                                                                          ------------- -------------  -------------
                                                   OFFICE/BUSINESS
                                                   EQUIPMENT: 0.1%
          -         2,300       2,300 @@, L        Neopost SA                                        -       202,442        202,442
                                                                                          ------------- -------------  -------------
                                                                                                     -       202,442        202,442
                                                                                          ------------- -------------  -------------
                                                   OIL AND GAS: 7.1%
          -        34,700      34,700 @, L         Comstock Resources, Inc.                          -       877,563        877,563
          -        14,400      14,400 @            Forest Oil Corp.                                  -       604,800        604,800
          -        46,500      46,500 L            GlobalSantaFe Corp.                               -     1,897,200      1,897,200
          -        15,500      15,500              Helmerich & Payne, Inc.                           -       727,260        727,260
          -             5           5 @@           JKX Oil & Gas PLC                                 -            14             14
     51,400             -      51,400 L            Murphy Oil Corp.                          2,684,622             -      2,684,622
     40,000        30,900      70,900 @, @@        Nabors Industries, Ltd.                   2,424,800     1,873,158      4,297,958
          -        19,800      19,800 @            Newfield Exploration Co.                          -       789,822        789,822
          -        73,000      73,000 @@           Nippon Oil Corp.                                  -       494,398        494,398
     44,000        31,300      75,300 L            Noble Corp.                               2,706,440     1,925,263      4,631,703
          -       255,100     255,100 @, L         Parker Drilling Co.                               -     1,788,251      1,788,251
          -        20,500      20,500              Patterson-UTI Energy, Inc.                        -       570,515        570,515
          -        30,000      30,000 @, @@        Precision Drilling Corp.                          -     1,183,581      1,183,581
          -        15,100      15,100              Premcor, Inc.                                     -     1,120,118      1,120,118
          -        33,600      33,600 @            Pride Intl., Inc.                                 -       863,520        863,520
          -        45,600      45,600 @, L         Rowan Cos., Inc.                                  -     1,354,776      1,354,776

                ING FMR                                                                      ING AIM       ING FMR
   ING AIM    DIVERSIFIED                                                                     MIDCAP     DIVERSIFIED
MIDCAP GROWTH   MIDCAP                                                                        GROWTH        MIDCAP
  PORTFOLIO    PORTFOLIO        PRO FORMA                                                   PORTFOLIO     PORTFOLIO      PRO FORMA
------------- -----------       ---------                                                   ---------    -----------     ---------
                Shares                                                                                      Value
---------------------------------------------------------------------------------         ------------------------------------------
     50,000        63,300     113,300 @            Southwestern Energy Co.                   2,349,000     2,973,834      5,322,834
          -        14,000      14,000 L            Tesoro Petroleum Corp.                            -       651,280        651,280
          -        31,300      31,300 @            Transocean, Inc.                                  -     1,689,261      1,689,261
     81,000             -      81,000 @, L         Ultra Petroleum                           2,459,160             -      2,459,160
          -        40,700      40,700              Valero Energy Corp.                               -     3,219,777      3,219,777
          -           100         100 @            Whiting Petroleum Corp                            -         3,631          3,631
                                                                                          ------------- -------------  -------------
                                                                                            12,624,022    24,608,022     37,232,044
                                                                                          ------------- -------------  -------------
                                                   OIL AND GAS SERVICES: 4.2%
          -        29,900      29,900 @, L         Cal Dive Intl., Inc.                              -     1,565,863      1,565,863
          -        26,300      26,300 @, L         Cooper Cameron Corp.                              -     1,631,915      1,631,915
          -        39,000      39,000 @, @@        Core Laboratories NV                              -     1,045,980      1,045,980
          -        26,700      26,700 @, L         FMC Technologies, Inc.                            -       853,599        853,599
          -       173,600     173,600 @            Global Industries Ltd.                            -     1,475,600      1,475,600
     68,000             -      68,000 @, L         Grant Prideco, Inc.                       1,798,600             -      1,798,600
          -        13,500      13,500              Gulf Island Fabrication, Inc.                     -       268,380        268,380
          -        15,300      15,300              Halliburton Co.                                   -       731,646        731,646
     52,000        52,635     104,635 @, L         National-Oilwell Varco, Inc.              2,472,080     2,502,268      4,974,348
          -        26,300      26,300 @            Oceaneering Intl., Inc.                           -     1,016,495      1,016,495
          -       106,800     106,800 @@           Pason Systems, Inc.                               -     1,857,315      1,857,315
          -        16,100      16,100 L            Smith Intl., Inc.                                 -     1,025,570      1,025,570
          -        34,000      34,000 @            Superior Energy Services                          -       605,200        605,200
     43,000         7,800      50,800 @, L         Weatherford Intl. Ltd.                    2,493,140       452,244      2,945,384
                                                                                          ------------- -------------  -------------
                                                                                             6,763,820    15,032,075     21,795,895
                                                                                          ------------- -------------  -------------
                                                   PACKAGING AND
                                                   CONTAINERS: 0.0%
          -            63          63              Silgan Holdings Inc                               -         3,543          3,543
                                                                                          ------------- -------------  -------------
                                                                                                     -         3,543          3,543
                                                                                          ------------- -------------  -------------
                                                   PHARMACEUTICALS: 3.1%
          -        15,100      15,100 @, L         Bentley Pharmaceuticals Inc                       -       165,345        165,345
          -        70,545      70,545 @            Caremark Rx, Inc.                                 -     3,140,663      3,140,663
          -        20,600      20,600 @, L         Connetics Corp.                                   -       363,384        363,384
          -         9,200       9,200 @@           Dr. Reddy's Laboratories
                                                   Ltd. ADR                                          -       155,664        155,664
     38,000             -      38,000 @            Express Scripts, Inc.                     1,899,240             -      1,899,240
     49,000             -      49,000 @            Gilead Sciences, Inc.                     2,155,510             -      2,155,510
          -        15,800      15,800 @            HealthExtras, Inc.                                -       317,106        317,106
          -            20          20 @            Hi-Tech Pharmacal Co Inc                          -           637            637
     42,000             -      42,000              Medicis Pharmaceutical Corp.              1,332,660             -      1,332,660
          -        23,363      23,363 @@           Merck KGaA                                        -     1,883,741      1,883,741
     79,000             -      79,000 @, L         MGI Pharma , Inc.                         1,719,040             -      1,719,040
          -         3,200       3,200 @            Neogen Corp.                                      -        45,760         45,760
          -        16,400      16,400 L            Omnicare, Inc.                                    -       695,852        695,852
          -        20,183      20,183 @@           Ranbaxy Laboratories Ltd. GDR                     -       500,135        500,135
          -         9,457       9,457 @@           Roche Holding AG                                  -     1,193,629      1,193,629
          -         4,200       4,200 @@           Roche Holding AG ADR                              -       265,881        265,881
          -         7,400       7,400 @            VCA Antech, Inc.                                  -       179,450        179,450
                                                                                          ------------- -------------  -------------
                                                                                             7,106,450     8,907,247     16,013,697
                                                                                          ------------- -------------  -------------
                                                   PIPELINES: 0.6%
          -        51,900      51,900 @, L         Transmontaigne Inc                                -       544,950        544,950
    127,000             -     127,000              Williams Cos., Inc.                       2,413,000             -      2,413,000
                                                                                          ------------- -------------  -------------
                                                                                             2,413,000       544,950      2,957,950
                                                                                          ------------- -------------  -------------
                                                   REAL ESTATE: 0.5%
     54,000             -      54,000 @, L         CB Richard Ellis Group, Inc.              2,368,440             -      2,368,440
                                                                                          ------------- -------------  -------------
                                                                                             2,368,440             -      2,368,440
                                                                                          ------------- -------------  -------------
                                                   REAL ESTATE INVESTMENT
                                                   TRUSTS: 1.2%
    176,000             -     176,000 L            Aames Investment Corp.                    1,710,720             -      1,710,720
          -         2,200       2,200              CBL & Associates Properties, I                    -        94,754         94,754
          -        28,800      28,800              Equity Office Properties Trust                    -       953,280        953,280
     95,200             -      95,200 @            KKR Financial Corp.                       2,380,000             0      2,380,000
          -         7,400       7,400              Pan Pacific Retail
                                                   Properties, Inc.                                  -       491,212        491,212
          -        35,100      35,100              United Dominion Realty
                                                   Trust, Inc.                                       -       844,155        844,155
                                                                                          ------------- -------------  -------------
                                                                                             4,090,720     2,383,401      6,474,121
                                                                                          ------------- -------------  -------------
                                                   RETAIL: 9.8%
     27,000           300      27,300              Abercrombie & Fitch Co.                   1,854,900        20,610      1,875,510
          -        57,794      57,794 @, L         AC Moore Arts & Crafts, Inc.                      -     1,826,868      1,826,868
     35,000         5,600      40,600 @, L         Advance Auto Parts, Inc.                  2,259,250       361,480      2,620,730
          -        28,000      28,000              Best Buy Co., Inc.                                -     1,919,399      1,919,399
          -        14,140      14,140 @, L         Buffalo Wild Wings, Inc.                          -       441,168        441,168
          -        35,500      35,500 @            Carmax, Inc.                                      -       946,075        946,075
     54,000             -      54,000 @, L         Chico's FAS, Inc.                         1,851,120             -      1,851,120
          -       330,700     330,700 @@           Dixons Group PLC                                  -       927,417        927,417
    112,000             -     112,000              Dollar General Corp.                      2,280,320             -      2,280,320
          -         4,700       4,700 @@           Don Quijote Co. Ltd.                              -       255,718        255,718
          -         8,400       8,400 @@           Edgars Consolidated Stores Ltd                    -       363,619        363,619
          -        11,704      11,704 @            Ezcorp Inc                                        -       125,467        125,467
          -        35,100      35,100 @, L         GameStop Corp.                                    -     1,058,763      1,058,763
          -         8,400       8,400 @, L         Guitar Center, Inc.                               -       490,308        490,308
          -        28,100      28,100 @, L         HOT Topic, Inc.                                   -       537,272        537,272
          -        43,000      43,000 @@           JUMBO SA                                          -       442,622        442,622
     49,000             -      49,000 @            Kohl's Corp.                              2,739,590             -      2,739,590
          -        47,500      47,500 @@           Komeri Co. Ltd.                                   -     1,278,507      1,278,507
          -        69,558      69,558 @@           Massmart Holdings Ltd.                            -       466,248        466,248
          -       160,500     160,500 @, @@        Mitra Adiperkasa Tbk PT                           -        18,254         18,254

                ING FMR                                                                      ING AIM       ING FMR
   ING AIM    DIVERSIFIED                                                                     MIDCAP     DIVERSIFIED
MIDCAP GROWTH   MIDCAP                                                                        GROWTH        MIDCAP
  PORTFOLIO    PORTFOLIO        PRO FORMA                                                   PORTFOLIO     PORTFOLIO      PRO FORMA
------------- -----------       ---------                                                   ---------    -----------     ---------
                Shares                                                                                      Value
---------------------------------------------------------------------------------         ------------------------------------------
     69,000         8,700      77,700              MSC Industrial Direct Co.                 2,328,750       293,625      2,622,375
          -        14,850      14,850 @@           Nitori Co. Ltd.                                   -     1,063,562      1,063,562
     44,000             -      44,000 L            Nordstrom, Inc.                           2,990,680             -      2,990,680
    107,000             -     107,000 @            Office Depot, Inc.                        2,443,880             -      2,443,880
          -        31,900      31,900              Outback Steakhouse, Inc.                          -     1,443,156      1,443,156
          -        84,148      84,148 @@           Peacock Group PLC                                 -       384,397        384,397
     74,200             -      74,200 @            Petco Animal Supplies, Inc.               2,175,544             -      2,175,544
          -        28,300      28,300 L            PETsMART, Inc.                                    -       858,905        858,905
          -         8,100       8,100 @@           Plant Co. Ltd.                                    -       101,959        101,959
          -         7,000       7,000 @, L         Red Robin Gourmet Burgers,
                                                   Inc.                                              -       433,860        433,860
          -         2,800       2,800              Ross Stores, Inc.                                 -        80,948         80,948
          -           260         260 @@           Shinsegae Co. Ltd.                                -        81,645         81,645
     70,000             -      70,000 @@           Shoppers Drug Mart Corp.                  2,428,968             -      2,428,968
          -        86,275      86,275 @            Sonic Corp.                                       -     2,633,975      2,633,975
    104,000             -     104,000              Staples, Inc.                             2,217,280             -      2,217,280
          -        15,400      15,400 @@, L        Sugi Pharmacy Co Ltd                              -       460,031        460,031
          -         3,800       3,800 L            Tiffany & Co.                                     -       124,488        124,488
     39,000             -      39,000 @            Tractor Supply Co.                        1,914,900             -      1,914,900
     29,000             -      29,000 @, L         Urban Outfitters                          1,644,010             -      1,644,010
     55,900             -      55,900 @, L         Williams-Sonoma, Inc.                     2,211,963             -      2,211,963
          -         3,188       3,188              World Fuel Services Corp.                         -        74,631         74,631
                                                                                          ------------- -------------  -------------
                                                                                            31,341,155    19,514,977     50,856,132
                                                                                          ------------- -------------  -------------
                                                   SAVINGS AND LOANS: 0.5%
          -         5,200       5,200              Golden West Financial Corp.                       -       334,776        334,776
    200,000             -     200,000              Hudson City Bancorp, Inc.                 2,282,000             -      2,282,000
                                                                                          ------------- -------------  -------------
                                                                                             2,282,000       334,776      2,616,776
                                                                                          ------------- -------------  -------------
                                                   SEMICONDUCTORS: 4.4%
    101,000             -     101,000 @            Altera Corp.                              2,001,820             -      2,001,820
     30,100        22,300      52,400              Analog Devices, Inc.                      1,123,031       832,013      1,955,044
     71,100             -      71,100 @, @@        ATI Technologies, Inc.                      842,535             -        842,535
          -        61,400      61,400 @, L         Credence Systems Corp.                            -       555,670        555,670
          -        24,514      24,514 @            IXYS Corp                                         -       347,609        347,609
          -       146,800     146,800 @, L         LSI Logic Corp.                                   -     1,246,332      1,246,332
     52,000             -      52,000 @, @@        Marvell Technology Corp.                  1,978,080             -      1,978,080
     81,000             -      81,000              Microchip Technology, Inc.                2,399,220             -      2,399,220
    119,000             -     119,000              National Semiconductor Corp.              2,621,570             -      2,621,570
          -       180,900     180,900 @, L         Nvidia Corp.                                      -     4,833,648      4,833,648
     67,900             -      67,900 @            Qlogic Corp.                              2,096,073             -      2,096,073
          -        25,100      25,100 @, L         Skyworks Solutions, Inc.                          -       184,987        184,987
     39,500             -      39,500 @, L         Tessera Technologies, Inc.                1,319,695             -      1,319,695
          -         9,500       9,500 @, L         Varian Semiconductor Equipment
                                                   Associates, Inc.                                  -       351,500        351,500
                                                                                          ------------- -------------  -------------
                                                                                            14,382,024     8,351,759     22,733,783
                                                                                          ------------- -------------  -------------
                                                   SOFTWARE: 2.7%
          -        36,100      36,100 @            Activision, Inc.                                  -       596,372        596,372
          -        10,000      10,000 L            Adobe Systems, Inc.                               -       286,200        286,200
          -        33,700      33,700 @, L         Allscripts Healthcare
                                                   Solutions Inc                                     -       559,757        559,757
     18,000         7,483      25,483 @, L         Cerner Corp.                              1,223,460       508,620      1,732,080
          -        36,200      36,200 @            Eclipsys Corp                                     -       509,334        509,334
          -         6,200       6,200 @            Electronic Arts, Inc.                             -       350,982        350,982
          -        81,300      81,300              IMS Health, Inc.                                  -     2,013,800      2,013,800
          -         5,017       5,017 @            Intuit, Inc.                                      -       226,317        226,317
          -            16          16 @@           iSOFT Group PLC                                   -           120            120
          -        12,500      12,500 @            Mantech Intl. Corp.                               -       388,000        388,000
     51,000             -      51,000 @, L         Mercury Interactive Corp.                 1,956,360             -      1,956,360
     22,000             -      22,000 @, L         Microstrategy, Inc.                       1,166,880             -      1,166,880
     56,700         9,500      66,200 @, L         NAVTEQ Corp.                              2,108,106       353,210      2,461,316
          -        29,918      29,918 @, L         Open Solutions, Inc.                              -       607,635        607,635
          -        28,891      28,891 L            Renaissance Learning, Inc.                        -       586,487        586,487
          -         2,400       2,400 @, L         Salesforce.com, Inc.                              -        49,152         49,152
          -        20,950      20,950 @, L         THQ, Inc.                                         -       613,207        613,207
                                                                                          ------------- -------------  -------------
                                                                                             6,454,806     7,649,193     14,103,999
                                                                                          ------------- -------------  -------------
                                                   TELECOMMUNICATIONS: 5.5%
     57,200             -      57,200 @, L         ADC Telecommunications, Inc.              1,245,244             -      1,245,244
     82,000             -      82,000 @, @@        Amdocs Ltd.                               2,167,260             -      2,167,260
          -         9,000       9,000 @@           America Movil SA de CV ADR                        -       536,490        536,490
     62,000             -      62,000 @, L         American Tower Corp.                      1,303,240             -      1,303,240
     95,400             -      95,400 @, L         Avaya, Inc.                                 793,728             -        793,728
          -       100,534     100,534 @            C-COR.net Corp.                                   -       688,658        688,658
     73,000             -      73,000 @, L         Comverse Technology, Inc.                 1,726,450             -      1,726,450
    115,000             -     115,000 @            Corning, Inc.                             1,911,300             -      1,911,300
          -        58,600      58,600 @, L         Netgear, Inc.                                     -     1,089,960      1,089,960
    111,000             -     111,000 @, L         Nextel Partners, Inc.                     2,793,870             -      2,793,870
     30,100        61,643      91,743 @, L         NII Holdings, Inc.                        1,924,594     3,941,453      5,866,047
          -             6           6 @, @@        Option Intl.                                      -           207            207
          -        35,200      35,200 @@           Philippine Long Distance
                                                   Telephone                                         -     1,022,560      1,022,560
          -        46,600      46,600              Plantronics, Inc.                                 -     1,694,376      1,694,376
          -            22          22 @            Safenet, Inc.                                     -           749            749
     54,000             -      54,000              Scientific-Atlanta, Inc.                  1,796,580             -      1,796,580
     35,000             -      35,000 @, L         Spectrasite, Inc.                         2,605,050             -      2,605,050
          -       144,300     144,300 @@           Tandberg ASA                                      -     1,535,274      1,535,274
                                                                                          ------------- -------------  -------------
                                                                                            18,267,316    10,509,727     28,777,043
                                                                                          ------------- -------------  -------------

                ING FMR                                                                      ING AIM       ING FMR
   ING AIM    DIVERSIFIED                                                                     MIDCAP     DIVERSIFIED
MIDCAP GROWTH   MIDCAP                                                                        GROWTH        MIDCAP
  PORTFOLIO    PORTFOLIO        PRO FORMA                                                   PORTFOLIO     PORTFOLIO      PRO FORMA
------------- -----------       ---------                                                   ---------    -----------     ---------
                Shares                                                                                      Value
---------------------------------------------------------------------------------         ------------------------------------------
                                                   TOYS/GAMES/HOBBIES: 0.0%
          -           992         992 @, L         RC2 Corp.                                         -        37,269         37,269
                                                                                          ------------- -------------  -------------
                                                                                                              37,269         37,269
                                                                                          ------------- -------------  -------------
                                                   TRANSPORTATION: 1.3%
          -         9,004       9,004              Alexander & Baldwin, Inc.                         -       417,335        417,335
     32,000         8,100      40,100              CH Robinson Worldwide, Inc.               1,862,400       471,420      2,333,820
     25,500             -      25,500              CSX Corp.                                 1,087,830             -      1,087,830
          -         1,400       1,400 @, @@, L     Golar LNG Ltd                                     -        16,800         16,800
          -            10          10 @@           Hanjin Shipping                                   -           248            248
          -        41,930      41,930 @            HUB Group, Inc.                                   -     1,050,347      1,050,347
          -        18,392      18,392 @            Landstar System, Inc.                             -       553,967        553,967
          -           900         900 @@           Sea Containers Ltd.                               -        14,256         14,256
     52,300             -      52,300 @, L         Swift Transportation Co., Inc.            1,218,067             -      1,218,067
                                                                                          ------------- -------------  -------------
                                                                                             4,168,297     2,524,373      6,692,670
                                                                                          ------------- -------------  -------------
                                                   Total Common Stock
                                                                                          ------------- -------------  -------------
                                                     (Cost $196,087,563,
                                                       $256,872,726 and
                                                       $452,960,289)                       222,805,089   284,918,089    507,723,178
                                                                                          ------------- -------------  -------------
PREFERRED STOCK: 0.1%
                                                   AUTO MANUFACTURERS: 0.1%
          -           500         500 @@           Porsche AG                                        -       374,657        374,657
                                                   Total Preferred Stock
                                                                                          ------------- -------------  -------------
                                                     (Cost $0, $356,587 and
                                                       $356,587)                                     -       374,657        374,657
                                                                                          ------------- -------------  -------------


----------------------------------------------                                            ------------------------------------------

              Principal Amount                                                                              Value
----------------------------------------------                                            ------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%

                                                   FEDERAL HOME LOAN BANK: 0.9%
   $ 52,300           $ -    $ 52,300              2.650%, due 07/01/05                      4,696,654             -      4,696,654
                                                   Total U.S. Government Agency
                                                   obligations
                                                                                          ------------- -------------  -------------
                                                     (Cost $4,697,000, $0 and
                                                        $4,697,000)                          4,696,654             -      4,696,654
                                                                                          ------------- -------------  -------------
                                                   Total Long-Term Investments
                                                                                          ------------- -------------  -------------
                                                     (Cost $200,784,563,
                                                       $257,229,313 and
                                                       $458,013,876)                       227,501,743   285,292,746    512,794,489
                                                                                          ------------- -------------  -------------
SHORT-TERM INVESTMENTS: 18.7%

              No. of Contracts                                                                              Value
----------------------------------------------                                            ------------------------------------------
OPTION: 0.0%
        430             -         430              Digital River, Inc., Put,
                                                   due 07/30/05                               $ 15,050           $ -         15,050

                                                   Total Options
                                                                                          ------------- -------------  -------------
                                                     (Cost $13,058, $0 and $13,058)             15,050             -         15,050
                                                                                          ------------- -------------  -------------

----------------------------------------------

              Principal Amount
----------------------------------------------

                                                   SECURITIES LENDING
                                                   COLLATERAL(CC): 18.7%
$55,015,815   $42,367,558 $97,383,373              The Bank of New York
                                                   Institutional Cash
                                                   Reserves Fund                            55,015,815    42,367,558     97,383,373
                                                                                          ------------- -------------  -------------
                                                      (Cost $55,015,815,
                                                        $42,367,558 and
                                                        $97,383,373)                        55,015,815    42,367,558     97,383,373
                                                                                          ------------- -------------  -------------
                                                   Total Short-Term Investments
                                                                                          ------------- -------------  -------------
                                                       (Cost $55,028,873,
                                                         $42,367,558 and
                                                         $97,396,431)                       55,030,865    42,367,558     97,398,423
                                                                                          ------------- -------------  -------------
                                                   TOTAL INVESTMENTS IN
                                                   SECURITIES
                                                     (COST $255,813,436,
                                                       $299,596,871 AND
                                                       $555,410,307)*              117.1% $282,532,608  $327,660,304   $610,192,912
                                                                                  ------- ------------- -------------  -------------
                                                   OTHER ASSETS AND
                                                   LIABILITIES--NET                (17.1)  (55,817,831)  (33,507,043)   (89,324,874)
                                                                                  ------- ------------- -------------  -------------
                                                   NET ASSETS                     100.00% $226,714,777  $294,153,261   $520,868,038
                                                                                  ======= ============= =============  =============

                                                 @ Non-income producing security
                                                @@ Foreign issuer
                                               ADR American Depositary Receipt
                                                 L Loaned security, a portion
                                                   or all of the security is
                                                   on loan at 06/30/05.

                                                 * Cost for federal income tax
                                                   purposes is [the same as
                                                   for financial reporting
                                                   purposes].
                                                   Net unrealized appreciation
                                                   consists of:
                                                   Gross Unrealized Appreciation          $ 32,337,359  $ 37,431,917     69,769,276
                                                   Gross Unrealized Depreciation            (5,618,187)   (9,368,484)   (14,986,671)
                                                                                          ------------- -------------  -------------
                                                   Net Unrealized Appreciation            $ 26,719,172  $ 28,063,433     54,782,605
                                                                                          ============= =============  =============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

         NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

      The Board of Trustees of the ING AIM Mid Cap Growth Portfolio ("AIM Mid Cap Growth") and the Board of Directors of the ING FMRSM Diversified Mid Cap Portfolio ("FMR Diversified Mid Cap"), approved an Agreement and Plan of Reorganization dated July 21, 2005 (the "Plan") whereby, subject to approval by the shareholders of AIM Mid Cap Growth, FMR Diversified Mid Cap will acquire all of the assets of the AIM Mid Cap Growth, subject to the liabilities of such Fund, in exchange for a number of shares of FMR Diversified Mid Cap equal in value to the net assets of AIM Mid Cap Growth (the "Merger").

      The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2005. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of AIM Mid Cap Growth and FMR Diversified Mid Cap at June 30, 2005. The unaudited pro forma statement of operations reflects the results of operations of AIM Mid Cap Growth and FMR Diversified Mid Cap for the year ended June 30, 2005. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for AIM Mid Cap Growth and FMR Diversified Mid Cap under accounting principles generally accepted in the United States of America for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of FMR Diversified Mid Cap for pre-combination periods will not be restated.

      The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

      Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of Trustees/Directors ("Board") of the Funds. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

      The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of AIM Mid Cap Growth by FMR Diversified Mid Cap as of June 30, 2005. The number of additional shares issued was calculated by dividing the net asset value of each

Class of AIM Mid Cap Growth by the respective Class net asset value per share of FMR Diversified Mid Cap.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

      The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on June 30, 2005. AIM Mid Cap Growth expenses were adjusted assuming FMR Diversified Mid Cap's fee structure was in effect for the year ended June 30, 2005.

NOTE 5 - MERGER COSTS:

      No merger costs are to be incurred by the Funds. ING Investments, LLC, the Investment Adviser to the Funds, will bear the cost of the merger expense of the Funds carrying out their obligations under the Plan including merger related legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

NOTE 6 - USE OF ESTIMATES

      Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

      It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

                        ING AIM MID CAP GROWTH PORTFOLIO

  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON NOVEMBER 10, 2005. THIS PROXY
                IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

      The undersigned hereby appoint(s) HUEY P. FALGOUT, JR., THERESA K. KELETY, AND TODD MODIC or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Fund (the "Fund"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on November 10, 2005 at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

      This proxy will be voted as instructed. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSALS.

      PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY CARD.

        Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING AIM Mid Cap Growth Portfolio and ING FMR(SM) Diversified Mid Cap Portfolio, providing for the reorganization of ING AIM Mid Cap Growth Portfolio with and into ING FMR(SM) Diversified Mid Cap Portfolio; and

      For [ ]                    Against [ ]                       Abstain [ ]

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof in the discretion of the proxies or their substitutes.

      For [ ]                    Against [ ]                       Abstain [ ]

      This proxy card must be signed exactly as your name(s) appears hereon.
If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

------------------------                              -----------------
Signature(s) (if held jointly)                        Date

                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services Inc. ("DSI"), and the Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC ("ING Investments") with respect to the LifeStyle and American Fund Portfolios.

Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment's duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Section 6 of the Distribution Agreement between the Trust and Directed Services, Inc. ("DSI") provides the following:

DSI shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, except a loss resulting from its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

Section 7 of the Administration Agreement between the Trust and ING Funds Services LLC provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Administrator's duties, or by reason of reckless disregard of the Administrator's obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Trust in that fiscal year of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)   (a)   Amended and Restated Agreement and Declaration of Trust dated
            February 26, 2002 - previously filed as an exhibit to Post-Effective
            Amendment no. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30,
            2003, File No. 33-23512, and incorporated herein by reference.

      (b) Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17) - previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

      (c) Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

      (d) Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

      (e) Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

      (f) Amendment #5 dated August 25, 2003 to the Trust's Amended and Restated Agreement and Declaration of Trust dated February 26, 2002
            - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

      (g) Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

      (h) Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

      (i) Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust - previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

      (j) Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

      (k) Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

      (l) Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

      (m) Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

      (n) Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

      (o) Amendment #15, effective September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

      (p) Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

      (q) Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

      (r) Amendment #18 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

      (s) Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

      (t) Amendment to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio - To be filed with subsequent Post-Effective Amendment.

      (u) Amendment to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio - To be filed with subsequent Post-Effective Amendment.

      (v) Amendment to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio - To be filed with subsequent Post-Effective Amendment.

      (w) Amendment to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios - To be filed with subsequent Post-Effective Amendment.

(2) By-laws - previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(3)   Not Applicable.

(4) Form of Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING FMR Diversified Mid Cap Portfolio series and ING Investors Trust, on behalf of its ING AIM Mid Cap Growth Portfolio series
      - filed herewith.

(5) Instruments Defining Rights of Security Holders - previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(6)   (a)   (i)  Management Agreement dated October 24, 1997 as amended May 24,
                 2002 - previously filed as an exhibit to Post-Effective
                 Amendment No. 59 to the

                  Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

            (ii) Amended Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (iii) Form of Amended Schedule B Compensation for Services to Series
                  -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (iv) Form of letter agreement to waive a portion of the management fee for ING Capital Guardian U.S. Equities, ING JPMorgan Small Cap Equity, ING Mercury Focus Value, ING Mercury Large Cap Growth, and ING UBS U.S. Allocation Portfolios -- previously filed as an exhibit to Post-Effective No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512.

            (v) Investment Management Agreement dated August 21, 2003 for ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income Portfolios (20) -- previously filed as an exhibit to Post-Effective No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512.

            (vi) First Amendment to Investment Management Agreement effective September 2, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (vii) Investment Management Agreement between ING Investors Trust and ING Investments, LLC dated February 25, 2004 (24) -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

            (viii) First Amendment to Management Agreement effective September
                  2, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (ix) Amended Schedule A with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC - To be filed with subsequent Post-Effective Amendment.

            (x) Investment Management Agreement dated April 29, 2005 with respect to ING FMR(SM) Earnings Growth Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING MFS Utilities Portfolio -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust
            as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(b)   Portfolio Management Agreements

      (i) Portfolio Management Agreement with T. Rowe Price Associates, Inc. dated October 24, 1997 -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the (formerly, The GCG Trust) ING Investors Trust as filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

            (A) Schedule A to Portfolio Management Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (B) Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (C) Amendment to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on February 8, 2002, File No. 33-23512, and incorporated herein by reference.

            (D) Second Amendment dated September 1, 2003 to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

      (ii) Portfolio Management Agreement with Eagle Asset Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

            (A) Schedule A and Amended Schedule B Compensation for Services to Series (25) -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (B) First Amendment dated September 1, 2003 to Portfolio Manager Agreement with Eagle Asset Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

            (iii) Form of Amended and Restated Portfolio Management Agreement
                  with Massachusetts Financial Services Company dated [ ] -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (A) Termination Letter with regard to ING MFS Research Portfolio dated September 8, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (iv) Form of Portfolio Management Agreement with Baring International Investment Limited dated March 31, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (v) Portfolio Management Agreement with A I M Capital Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

                  (A) Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (B) Amended Schedule B -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (C) Amendment No. 1 to Sub-Advisory Agreement effective January 3, 2000 (9) -- previously filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on February 29, 2000, File No. 33-23512, and incorporated herein by reference.

                  (D) Amendment #2 effective April 14, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

                  (E) Third Amendment effective July 1, 2003 to Sub-advisory Agreement with AIM Capital Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form

                        N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (F) Fourth Amendment effective September 1, 2003 to Sub-Advisory Agreement with AIM Capital Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

            (vi) Portfolio Management Agreement with Alliance Capital Management L.P. dated February 26, 1999 -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

                  (A) Schedule A and Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (B) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Alliance Capital Management, L.P. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

            (vii) Portfolio Management Agreement with Salomon Brothers Asset
                  Management Inc. dated February 1, 2000 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (B) Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (C) Amendment dated January 1, 2002 to Portfolio Management Agreement with Salomon Brothers Asset Management Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on February 8, 2002, File No. 33-23512, and incorporated herein by reference.

                  (D) Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Salomon Brothers Asset Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

            (viii) Portfolio Management Agreement with Capital Guardian Trust
                   Company dated January 28, 2000 -- previously filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on February 29, 2000, File No. 33-23512, and incorporated herein by reference.

                  (A) Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

                  (B) Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

                  (C) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Capital Guardian Trust Company -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

            (ix) Form of Amended and Restated Portfolio Management Agreement with Fidelity Management & Research Company dated May 2, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (x) Portfolio Management Agreement with Goldman Sachs & Company dated May 1, 2001 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) Assumption Agreement between Goldman Sachs & Co. and Goldman Sachs Asset Management, L.P. dated June 10, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                  (B) Form of First Amendment dated July 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

                  (C) Form of Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

                  (D) Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

            (xi) Portfolio Management Agreement with Pacific Investment Management Company, LLC dated April 30, 2001 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) Amended Schedule A and Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

                  (B) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Pacific Investment Management Company, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

            (xii) Portfolio Management Agreement with Morgan Stanley Investment
                  Management Inc. dated May 1, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (B) Schedule B -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the

                        ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (C) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with Morgan Stanley Investment Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

                  (D) Sub-Advisory Agreement dated December 1, 2003 between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

           (xiii) Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. dated March 26, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) Schedule A and Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (B) First Amendment dated September 1, 2003 to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (C) Assumption letter dated October 28, 2003, to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

            (xiv) Portfolio Management Agreement with Janus Capital Management
                  LLC April 3, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the

                        ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (B) Schedule B - Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (C) First Amendment effective July 1, 2003 to Portfolio Management Agreement between Janus Capital Management LLC -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (D) Second Amendment dated September 1, 2003 with respect to the Portfolio Management Agreement with Janus Capital Management LLC -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (E) Termination Letter with respect to the Portfolio Management Agreement between Janus Capital Management LLC and Registrant regarding ING Janus Growth and Income Portfolio -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

            (xv) Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. dated May 1, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) Schedule B - Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (B) Form of First Amendment dated September 1, 2003 to Portfolio Management Agreement with UBS Global Asset Management (Americas) Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

            (xvi) Form of Amended and Restated Portfolio Management Agreement
                  with Marsico Capital Management, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

           (xvii) Sub-Advisory Agreement with Julius Baer Investment Management LLC dated September 2, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on September 2, 2003, File No. 33-23512, and incorporated herein by reference.

          (xviii) Sub-Advisory Agreement with Aeltus Investment Management,
                  Inc. dated August 1, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (A) Amended Schedule A with respect to the Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (B) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Aeltus Investment Management, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

            (xix) Sub-Advisory Agreement with ING Investment Management Co. and
                  ING Investments, LLC with respect to ING MarketStyle Portfolios - To be filed with subsequent Post-Effective Amendment.

            (xx) Portfolio Management Agreement with Jennison Associates, LLC dated July 31, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) First Amendment dated September 1, 2003 to Portfolio Management Agreement between Jennison Associates, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

            (xxi) Portfolio Management Agreement with Fund Asset Management,
                  L.P. dated May 1, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) First Amendment dated September 1, 2003 to Portfolio Management Agreement with Fund Asset Management, L.P. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration

                        Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

           (xxii) Portfolio Management Agreement with Evergreen Investment Management Company, LLC for ING Evergreen Health Sciences Portfolio and ING Evergreen Omega Portfolio dated May 3, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (xxiii) Portfolio Management Agreement with Legg Mason Funds
                  Management, Inc. dated May 3, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference. (xxiv) Portfolio Management Agreement with ING Investment Management Advisors B.V., dated March 1, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (A) Amended Schedule A with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (B) Amended Schedule B, Compensation for Services to the Series, with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (C) Termination Letter with respect to the Portfolio Management Agreement between ING Investment Management Advisors B.V. and ING Investors Trust dated February 25, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (xxv) Portfolio Management Agreement with Pioneer Investment
                  Management, Inc. dated April 29, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

           (xxvi) Portfolio Management Agreement with OppenheimerFunds, Inc. dated November 8, 2004 -- previously filed as an exhibit to Post-Effective Amendment

                  No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (xxvii) Sub-Advisory Agreement between ING Investments, LLC and ING
                  Investment Management Advisors B.V. - To be filed with subsequent Post-Effective Amendment.

(7)   (a)   Amended and Restated Distribution Agreement dated June 14, 1996, as
            Amended and Restated February 26, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration
            Statement on Form N-1A of the ING Investors Trust (formerly, The GCG
            Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

      (b) Amendment to Amended and Restated Distribution Agreement as of October 1, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

      (c) Amended Schedule A effective May 2, 2005 Schedule of Series with respect to ING Investors Trust Amended and Restated Distribution Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

      (d) Distribution Agreement dated August 21, 2003 between ING Investors Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

            (i) Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (ii) Amended Schedule A to Distribution Agreement for the American Funds Portfolios and LifeStyle Portfolios -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

      (e) Distribution Agreement dated April 29, 2005 between ING Investors Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (i) Amended Schedule A with respect to ING Investors Trust Distribution Agreement - To be filed with subsequent Post-Effective Amendment.

      (f) Distribution Plan dated November 5, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING

            Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

            (i) Amended Schedule A Schedule of Series with Respect to ING Investors Trust Distribution. - To be filed with subsequent Post-Effective Amendment.

            (ii) Reduction in fee letter for Class A (to be renamed Service 2 Class) shares dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

      (g) Amended and Restated Shareholder Service and Distribution Plan for Adviser Class (formerly, Retirement Class) dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (i) Reduction in fee letter for Adviser Class shares dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(8)   Not Applicable.

(9)   (a)   Custody Agreement with The Bank of New York dated January 6, 2003 --
            previously filed as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust
            (formerly, The GCG Trust) filed on September 2, 2003, File No.
            33-23512, and incorporated herein by reference.

            (i) Amended Exhibit A to Custody Agreement - To be filed with subsequent Post-Effective Amendment.

      (b) Foreign Custody Manager Agreement dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

            (i) Amended Exhibit A to the Foreign Custody Agreement - To be filed with subsequent Post-Effective Amendment.

(10)  (a)   ING Investors Trust Rule 12b-1 Distribution Plan for ING
            American Fund Growth Portfolio, ING American Funds International
            Portfolio and ING American Funds Growth - Income Portfolio dated
            September 2, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on
            Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

      (b) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust approved March 30, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

      (c) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust. - To be filed with subsequent Post-Effective Amendment.

(11)  Form of Opinion and Consent of Counsel - filed herewith.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - To be filed by subsequent post-effective amendment.

(13)  (a)   (i)   Administrative Services Sub-Contract between DSI, Inc. and ING
                  Funds Services, LLC dated January 2, 2003 -- previously filed as an exhibit to Post- Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust
                  (formerly, The GCG Trust) filed on August 1, 2003, File No.
                  33-23512, and incorporated herein by reference.

                  (A) Amended Schedule A to Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

            (ii) Administrative and Shareholder Service Agreement dated September 27, 2000 by and between Directed Services, Inc. and Security Life of Denver Insurance Company - - To be filed with subsequent Post-Effective Amendment.

            (iii) Administrative and Shareholder Service Agreement dated
                  December 11, 2000 by and between Directed Services, Inc. and Southland Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 filed with the Securities and Exchange Commission on October 13, 2000, File No. 33-97852, and incorporated herein by reference.

            (iv) Amended and Restated Administration Agreement dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

                  (A) Amended Schedule A to the Amended and Restated Administration Agreement - To be filed with subsequent Post-Effective Amendment.

            (v) Administration Agreement dated May 3, 2004 between ING Investors Trust and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (A) Amended Schedule A to the Administration Agreement - To be filed with subsequent Post-Effective Amendment.

            (b) Fund Accounting Agreement with Bank of New York dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

            (c)   (i)   Amended and Restated Shareholder Services Agreement for
                        ING Investors Trust dated April 29, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING
                        Investors Trust filed on April 11, 2005, File No.
                        33-23512, and incorporated herein by reference.

                  (ii) Amended Schedule A Schedule of Series with respect to the Amended and Restated Shareholder Service Agreement between ING Investors Trust and Directed Services, Inc.
                        - To be filed with subsequent Post-Effective Amendment.

                  (iii) Shareholder Services Agreement between ING Investors
                        Trust and Directed Services, Inc. dated April 29, 2005 with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (iv) Third Party Brokerage Agreement dated March 1, 2002 between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (v) Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated August 7, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                        (A) Letter to Bank of New York and Amended Exhibit A - To be filed with subsequent Post-Effective Amendment.

                        (B) Global Securities Lending Supplement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (d)   (i)   Organizational Agreement for Golden American Life
                        Insurance Company-- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration
                        Statement on Form N-1A of the ING Investors Trust
                        (formerly, The GCG Trust) filed on May 3, 1999, File No.
                        33-23512, and incorporated herein by reference.

                  (ii) Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) -- previously filed as an exhibit to Post-

                        Effective Amendment No. 40 to the Registration Statement on Form N-1A of the 33-23512, and incorporated herein by reference.

                        (A) Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

                        (B) Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

                        (C) Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series -- previously filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on December 22, 1995, File No. 33-23512, and incorporated herein by reference.

                        (D) Form of Addendum to the Organizational Agreement adding Managed Global Series -- previously filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on June 14, 1996, File No. 33-23512, and incorporated herein by reference.

                        (E)   Addendum dated August 19, 1997 to the
                              Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series -- previously filed as an exhibit to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on September 2, 1997, File No. 33-23512, and incorporated herein by reference.

                        (F) Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series -- previously filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on February 29, 2000, File No. 33-23512, and incorporated herein by reference.

                        (G) Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series -- previously filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on February 29, 2000, File No. 33-23512, and incorporated herein by reference.

                        (H) Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series -- previously filed as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on July 14, 2000, File No. 33-23512, and incorporated herein by reference.

                        (I) Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series -- previously filed as an exhibit to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on December 1, 2000, File No. 33-23512, and incorporated herein by reference.

                        (J) Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series -- previously filed as an exhibit to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 27, 2001, File No. 33-23512, and incorporated herein by reference.

                        (K) Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE -- previously filed as an exhibit to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 24, 2002, File No. 33-23512, and incorporated herein by reference.

                  (iii) Organizational Agreement for The Mutual Benefit Life
                        Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

                        (A) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

            (e)   (i)   Settlement Agreement for Golden American Life Insurance
                        Company -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration
                        Statement on Form N-1A of the ING Investors Trust
                        (formerly, The GCG Trust) filed on May 3, 1999, File No.
                        33-23512, and incorporated herein by reference.

                  (ii) Assignment Agreement for Settlement Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

                  (iii) Settlement Agreement for The Mutual Benefit Life
                        Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

                  (iv) Assignment Agreement for Settlement Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

            (f)   (i)   Indemnification Agreement dated March 20, 1991 between
                        The Specialty Managers Trust and Directed Services,
                        Inc.-- previously filed as an exhibit to Post-Effective
                        Amendment No. 40 to the Registration Statement on Form
                        N-1A of the ING Investors Trust (formerly, The GCG
                        Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

                  (ii) Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                        (A) Form of Schedule A with respect to Indemnification Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (g)   (i)   Participation Agreement dated April 30, 2003 among ING
                        Life Insurance and Annuity Company, The GCG Trust
                        (renamed ING Investors Trust effective May 1, 2003) and
                        Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors
                        Trust (formerly, The GCG Trust) filed on August 1, 2003,
                        File No. 33-23512, and incorporated herein by reference.

                  (ii) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                        (A) Form of First Amendment to Participation Agreement dated May 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (iii) Participation Agreement dated April 30, 2003 among
                        ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective

                        May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                        (A) Form of First Amendment to Participation Agreement dated May 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (iv) Participation Agreement dated May 1, 2003 among Golden American Life Insurance Company, The GCG Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (v) Form of Participation Agreement among Equitable Life Insurance Company of Iowa, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

                  (vi) Form of Participation Agreement dated May 1, 2004 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

                        (A) Amendment to Private Placement Participation Agreement dated June 27, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (vii) Form of Participation Agreement among Southland Life
                        Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

                 (viii) Participation Agreement dated May 1, 2003 among United
                        Life and Annuity Insurance Co., ING Investors Trust, and Directed Services, Inc -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (ix) Form of Fund Participation Agreement dated September 2, 2003 among Golden American Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services Inc., American Funds Insurance Series, and Capital Research and Management Company -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

                  (x) Participation Agreement among ING Investors Trust (formerly, The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                        (A) Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust, Directed Services, Inc., and Security Equity Life Insurance Company dated October 13, 1994 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (xi) Form of Fund Participation Agreement dated September 2, 2003, as amended and restated April 2004 among ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, American Funds Insurance Series, and Capital Research and Management Company -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (xii) Form of Participation Agreement Among ING Investors
                        Trust and ING Insurance Company of America and Directed Services, Inc. dated January 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

            (h)   (i)   Agency Agreement dated November 30, 2000 between the
                        Funds and DST Systems, Inc. regarding ING American Funds
                        Growth, ING American Funds International and ING
                        American Funds Growth-IncomePortfolios (20)-- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING
                        Investors Trust (formerly, The GCG Trust) filed on
                        November 5, 2003, File No. 33-23512, and incorporated herein by reference.

                        (A)   Amended and Restated Exhibit A to Agency Agreement
                              - To be filed with subsequent Post-Effective
                              Amendment.

            (i)   (i)   Allocation Agreement dated May 24, 2002 - Fidelity Bond
                        -- previously filed as an exhibit to Post-Effective
                        Amendment No. 60 to the Registration Statement on

                        Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                        (A) Amended Schedule A with respect to the Allocation Agreement - Blanket Bond -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (ii) Allocation Agreement dated May 24, 2002 - Directors & Officers Liability -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                        (A) Amended Schedule A with respect to the Allocation Agreement - Directors and Officers Liability -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (iii) Proxy Agent Fee Allocation Agreement made August 21,
                        2003 -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                        (A) Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (iv) FT Interactive Fee Allocation Agreement made August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                        (A) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                        (B) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

            (j) Form of Investment Company Institute Fee Allocation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-

                  1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

            (k) Form of Securities Class Action Services Fee Allocation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

            (l)   (i)   Amended and Restated Expense Limitation Agreement dated
                        February 1, 2005 between ING Investments, LLC and ING
                        Investors Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration
                        Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                        (A) Amended Schedule A to the Amended and Restated Expense Limitation Agreement ING Investors Trust Operating Expense Limits regarding ING LifeStyle Aggressive Growth, ING LifeStyle Growth, ING LifeStyle Moderate Growth, ING LifeStyle Moderate, ING MarketPro, ING MarketStyle Growth, ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, and ING VP Index Plus International Equity Portfolios - To be filed with subsequent Post-Effective Amendment.

                  (ii) Expense Limitation Agreement dated February 1, 2005 between Directed Services, Inc. and ING Investors Trust with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (iii) Expense Limitation Agreement dated January 1, 2005
                        between Directed Services, Inc. and ING Investors Trust with respect to ING Goldman Sachs Tollkeeper(SM) Portfolio -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                        (A) Amended Schedule A to Amended and Restated Expense Limitation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                        (B) Expense Limitation Letter Agreement dated January 1, 2005 to the Expense Limitation Agreement dated January 1, 2005 with regard to ING Goldman Sachs Tollkeeper(SM) Portfolio -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(14)  Consent of independent registered public accounting firm - field herewith.

(15)  Not applicable.

(16)  Powers of attorney - filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 4th day of August, 2005.

                            ING INVESTORS TRUST

                            By: /s/ Huey P. Falgout, Jr.
                            -------------------------------------
                            Huey P. Falgout, Jr.
                            Secretary

              SIGNATURE                                TITLE                        DATE
-------------------------------------    -------------------------------------  -------------
                                         President and Chief Executive Officer  August 4, 2005
____________________________________
James M. Hennessy*
                                         Senior Vice President,                 August 4, 2005
____________________________________     Chief/Principal Financial Officer
Todd Modic*                              and Assistant Secretary


                                         Chairman and Trustee                   August 4, 2005
____________________________________
Jock Patton*

                                         Trustee                                August 4, 2005
____________________________________
John V. Boyer*

                                         Trustee                                August 4, 2005
____________________________________
J. Michael Earley*

                                         Trustee                                August 4, 2005
____________________________________
R. Barbara Gitenstein*

                                         Trustee                                August 4, 2005
____________________________________
Patrick W. Kenny*

                                         Trustee                                August 4, 2005
____________________________________
Walter H. May, Jr.*

                                         Trustee                                August 4, 2005
____________________________________
John G. Turner*

                                         Trustee                                August 4, 2005
____________________________________
David W.C. Putnam*

                                         Trustee                                August 4, 2005
____________________________________
Roger B. Vincent*

              SIGNATURE                                TITLE                        DATE
-------------------------------------    -------------------------------------  -------------
                                         Trustee                                August 4, 2005
____________________________________
Richard A. Wedemeyer*

                                         Trustee                                August 4, 2005
____________________________________
Thomas J. McInerney*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*By: /s/ Huey P. Falgout, Jr.
     ___________________________________
     Huey P. Falgout, Jr.

     Attorney-in-Fact**

** Executed pursuant to powers of attorney filed in this Registration Statement.

                                  EXHIBIT INDEX

(4) Form of Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING FMR Diversified Mid Cap Portfolio series and ING Investors Trust, on behalf of its ING AIM Mid Cap Growth Portfolio series.

(11)  Form of Opinion and Consent of Counsel

(14)  Consent of Independent Registered Public Accounting Firm

(16)  Powers of Attorney